UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21866

HIGHLAND FUNDS I

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Item 1:	Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)
As of September 30, 2015	Highland Long/Short Equity Fund

Shares		Value ($)

Common Stocks - 71.2%

CONSUMER DISCRETIONARY - 20.3%

38,715	Amazon.com, Inc. (a)(b)	19,817,821
27,400	AutoZone, Inc. (a)(b)	19,832,942
585,431	Burlington Stores, Inc. (a)(b)	29,880,398
764,246	ClubCorp Holdings, Inc. (c)	16,400,719
256,899	Dollar General Corp. (a)	18,609,764
370,289	H&R Block, Inc. (a)	13,404,462
163,554	J Alexander’s Holdings, Inc. (b)	1,630,638
302,838	Jarden Corp. (b)	14,802,721
169,218	Michael Kors Holdings, Ltd. (b)	7,147,768
110,549	Norwegian Cruise Line Holdings, Ltd. (b)	6,334,458
226,498	Royal Caribbean Cruises, Ltd.	20,178,707
338,084	Sonic Corp.	7,759,028

		175,799,426

CONSUMER STAPLES - 3.4%

155,392	Kraft Heinz Co. (The)	10,967,567
55,500	Molson Coors Brewing Co., Class B	4,607,610
339,995	Pinnacle Foods, Inc. (a)	14,238,991

		29,814,168

ENERGY - 3.3%

1,429,400	Encana Corp.	9,205,336
170,700	Energen Corp.	8,511,102
322,026	Newfield Exploration Co. (b)	10,594,655

		28,311,093

FINANCIAL - 15.8%

855,736	CIT Group, Inc. (a)	34,255,112
689,226	E*TRADE Financial Corp. (a)(b)	18,147,321
173,500	Extra Space Storage, Inc., REIT	13,387,260
487,125	FNF Group	17,278,324
660,158	FNFV Group (a)(b)	7,737,052
1,135,028	Investors Bancorp, Inc. (a)	14,006,245
218,601	Legg Mason, Inc. (a)	9,095,988
99,410	McGraw Hill Financial, Inc. (a)	8,598,965
284,388	Ryman Hospitality Properties, REIT (a)	14,000,421

		136,506,688

HEALTHCARE - 2.5%

19,133	athenahealth, Inc. (b)(c)	2,551,385
36,250	Illumina, Inc. (b)	6,373,475
82,500	Quintiles Transnational Holdings, Inc. (b)	5,739,525
39,921	Valeant Pharmaceuticals International, Inc. (a)(b)	7,121,108

		21,785,493

INDUSTRIALS - 3.4%

59,206	CH Robinson Worldwide, Inc.	4,012,983
202,300	Danaher Corp.	17,237,983
214,359	KLX, Inc. (a)(b)	7,661,191
333,199	Pendrell Corp. (b)	239,903

		29,152,060

INFORMATION TECHNOLOGY - 18.6%

672,444	CDK Global, Inc. (a)	32,129,374
508,500	Ciena Corp. (b)	10,536,120
355,943	Cognizant Technology Solutions Corp., Class A (a)(b)	22,285,591
342,423	Facebook, Inc., Class A (a)(b)	30,783,828
152,381	NXP Semiconductor NV (a)(b)	13,267,813
195,060	Salesforce.com, Inc. (b)	13,543,016
134,400	ServiceNow, Inc. (b)	9,334,080
360,107	Super Micro Computer, Inc. (b)(c)	9,816,517
278,900	Visa, Inc., Class A (c)	19,428,174

		161,124,513

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland Long/Short Equity Fund

MATERIALS - 1.5%

206,300	AgroFresh Solutions, Inc. (b)(c)	1,638,022
13,820	Martin Marietta Materials, Inc.	2,099,949
108,353	Vulcan Materials Co.	9,665,088

		13,403,059

TELECOMMUNICATION SERVICES - 2.4%

200,832	SBA Communications Corp., Class A (a)(b)	21,035,144

	Total Common Stocks (Cost $629,794,106)	616,931,644

Contracts

Purchased Call Options (d) - 0.1%

3,500	SPDR S&P 500 ETF Trust Strike price $198.00, expires 11/20/2015	882,000

	Total Purchased Call Options (Cost $795,351)	882,000

Purchased Put Options (d) - 0.1%

136	Amazon.com, Inc. Strike price $450.00, expires 11/20/2015	177,480
788	Facebook, Inc. Strike price $81.50, expires 10/16/2015	56,736
1500	Facebook, Inc. Strike price $87.00, expires 10/16/2015	253,500

	Total Purchased Put Options (Cost $785,355)	487,716

Shares

Registered Investment Companies (e) - 2.0%

17,448,831	State Street Navigator Prime Securities Lending Portfolio	17,448,831

	Total Registered Investment Companies (Cost $17,448,831)	17,448,831

Cash Equivalents - 24.9%

214,998,780	State Street Institutional Liquid Reserves Fund	214,998,780

	Total Cash Equivalents (Cost $214,998,780)	214,998,780

Total Investments - 98.3% (Cost $863,822,423)		850,748,971

Securities Sold Short (f) - (29.8)%

Exchange-Traded Funds - (6.7)%

409,900	Financial Select Sector SPDR Fund, ETF	(9,288,334)
29,000	iShares Core S&P Mid-Cap, ETF	(3,961,690)
175,000	Powershares QQQ Trust Series 1, ETF	(17,808,000)
41,800	SPDR S&P 500 ETF Trust	(8,010,134)
225,900	SPDR S&P Regional Banking ETF	(9,302,562)
238,000	Technology Select Sector SPDR Fund, ETF	(9,401,000)

	Total Exchange-Traded Funds (Proceeds $60,399,017)	(57,771,720)

Common Stocks - (23.1)%

CONSUMER DISCRETIONARY - (6.6)%

190,948	Carnival Corp.	(9,490,115)
61,600	Diamond Resorts International, Inc. (g)	(1,440,824)
97,008	Dunkin’ Brands Group, Inc.	(4,753,392)
487,800	Mattel, Inc.	(10,273,068)
52,218	Netflix, Inc. (g)	(5,392,031)
61,649	Polaris Industries, Inc.	(7,389,866)
60,000	Restaurant Brands International, Inc.	(2,155,200)
45,072	Ross Stores, Inc.	(2,184,640)
196,924	Steven Madden, Ltd. (g)	(7,211,357)
134,700	Tupperware Brands Corp.	(6,666,303)

		(56,956,796)

CONSUMER STAPLES - (1.4)%

253,533	Blue Buffalo Pet Products, Inc. (g)	(4,540,776)
134,213	Hain Celestial Group, Inc. (The) (g)	(6,925,391)
16,976	Mondelez International, Inc., Class A	(710,785)

		(12,176,952)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland Long/Short Equity Fund

FINANCIAL - (5.1)%

76,800	Allstate Corp. (The)	(4,472,832)
15,800	BofI Holding, Inc. (g)	(2,035,514)
70,000	E*TRADE Financial Corp. (g)	(1,843,100)
141,360	Federated Investors, Inc., Class B	(4,085,304)
275,000	FNF Group	(9,754,250)
98,500	LaSalle Hotel Properties, REIT	(2,796,415)
168,055	Pebblebrook Hotel Trust, REIT	(5,957,550)
247,550	TD Ameritrade Holding Corp.	(7,881,992)
98,100	Texas Capital Bancshares, Inc. (g)	(5,142,402)

		(43,969,359)

HEALTHCARE - (0.1)%

4,409	Valeant Pharmaceuticals International, Inc. (g)	(786,477)

INDUSTRIALS - (2.6)%

27,000	Acuity Brands, Inc.	(4,740,660)
60,850	Copa Holdings SA, Class A	(2,551,440)
69,700	FedEx Corp.	(10,035,406)
45,300	Middleby Corp. (The) (g)	(4,765,107)
10,446	Spirit AeroSystems Holdings, Inc., Class A (g)	(504,960)

		(22,597,573)

INFORMATION TECHNOLOGY - (6.1)%

69,500	Akamai Technologies, Inc. (g)	(4,799,670)
84,100	Arista Networks, Inc. (g)	(5,146,079)
43,000	Cavium, Inc. (g)	(2,638,910)
69,883	Check Point Software Technologies, Ltd. (g)	(5,543,818)
160,000	Corning, Inc.	(2,739,200)
423,700	eBay, Inc. (g)	(10,355,228)
27,900	F5 Networks, Inc. (g)	(3,230,820)
57,600	NetSuite, Inc. (g)	(4,832,640)
128,828	Texas Instruments, Inc.	(6,379,563)
33,500	WEX, Inc. (g)	(2,909,140)
72,900	Xilinx, Inc.	(3,090,960)
30,200	Zillow Group, Inc., Class C (g)	(815,400)

		(52,481,428)

UTILITIES - (1.2)%

413,622	TECO Energy, Inc.	(10,861,714)

	Total Common Stocks (Proceeds $208,554,698)	(199,830,299)

	Total Securities Sold Short (Proceeds $268,953,715)	(257,602,019)

Other Assets & Liabilities, Net - 31.5%		272,905,269

Net Assets - 100.0%		866,052,221

(a)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $202,259,899.
(b)	Non-income producing security.
(c)	Securities (or a portion of securities) on loan. As of September 30, 2015, the market value of securities loaned was $17,415,244. The loaned securities were secured with cash collateral of $17,448,831. Collateral is calculated based on prior day’s prices.
(d)	Options are shown at market value.
(e)	Represents investments of cash collateral received in connection with securities lending.
(f)	As of September 30, 2015, $270,326,514 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(g)	No dividend payable on security sold short.

Glossary:

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland Long/Short Equity Fund

Written options contracts outstanding, brokered by Morgan Stanley, as of September 30, 2015 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Value

WRITTEN CALL OPTIONS:

FNF Group	$36.00	October 2015	1,000	$125,280	$(25,000)
FNF Group	37.00	October 2015	500	28,259	(2,500)
Valeant Pharmaceuticals International, Inc.	212.50	October 2015	300	215,219	(14,250)
Valeant Pharmaceuticals International, Inc.	260.00	October 2015	700	330,467	(17,500)
Valeant Pharmaceuticals International, Inc.	230.00	October 2015	250	251,222	(2,500)
Valeant Pharmaceuticals International, Inc.	235.00	October 2015	400	141,441	(19,200)

				1,091,888	(80,950)

WRITTEN PUT OPTIONS:

Apple, Inc.	135.00	November 2015	2,350	5,264,925	(6,300,350)
Google, Inc.	725.00	November 2015	265	3,226,173	(3,166,750)

				8,491,098	(9,467,100)

Total Written Options Contracts				$9,582,986	$(9,548,050)

INVESTMENT PORTFOLIO (unaudited)
As of September 30, 2015	Highland Long/Short Healthcare Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (a) - 0.5%

HEALTHCARE - 0.5%

Healthcare Facilities - 0.5%

4,440,000	Surgery Center Holdings, Inc. Second Lien Term Loan 8.50%, 11/03/2021	4,487,175

	Total U.S. Senior Loans (Cost $4,401,335)	4,487,175

Corporate Bonds & Notes - 0.3%

HEALTHCARE - 0.3%

Healthcare Equipment - 0.3%

2,500,000	Ortho-Clinical Diagnostics Holdings 6.63%, 05/15/2022 (b)	2,156,250

	Total Corporate Bonds (Cost $2,262,284)	2,156,250

Shares

Common Stocks - 65.9%

CONSUMER DISCRETIONARY - 0.3%

100,000	Service Corp. International (c)	2,710,000

FINANCIAL - 1.6%

577,970	Sabra Health Care REIT, Inc. (c)	13,397,345

HEALTHCARE - 64.0%

Biotechnology - 17.7%

140,000	Amicus Therapeutics, Inc. (c)(d)(e)	1,958,600
102,423	Anacor Pharmaceuticals, Inc. (d)	12,056,211
712,087	Arrowhead Research Corp. (d)(e)	4,101,621
150,000	Axovant Sciences, Ltd. (d)(e)	1,938,000
119,795	Celgene Corp. (d)	12,958,225
153,700	Coherus Biosciences, Inc. (d)(e)	3,080,148
228,835	Eagle Pharmaceuticals, Inc. (c)(d)(e)	16,940,655
278,224	Exact Sciences Corp. (c)(d)(e)	5,005,250
649,142	Fate Therapeutics, Inc. (c)(d)	3,459,927
1,218,470	Minerva Neurosciences, Inc. (d)(e)	6,396,968
171,400	Neurocrine Biosciences, Inc. (c)(d)	6,820,006
541,416	Ocata Therapeutics, Inc. (d)(e)	2,263,119
167,713	Ophthotech Corp. (d)	6,795,731
361,651	Otonomy, Inc. (c)(d)(e)	6,441,004
287,649	Pfenex, Inc. (c)(d)	4,317,611
260,000	Portola Pharmaceuticals, Inc. (c)(d)	11,081,200
170,000	Poxel SA (d)(e)	1,612,981
386,057	ProQR Therapeutics NV (c)(d)	5,624,850
120,000	Radius Health, Inc. (c)(d)(e)	8,317,200
1,096,641	Raptor Pharmaceutical Corp. (c)(d)	6,634,678
374,587	Sarepta Therapeutics, Inc. (c)(d)(e)	12,027,989
256,233	Spark Therapeutics, Inc. (c)(d)(e)	10,692,603

		150,524,577

Healthcare Distributors - 1.2%

72,500	Cardinal Health, Inc. (c)	5,569,450
158,231	PharMerica Corp. (c)(d)	4,504,837

		10,074,287

Healthcare Equipment - 9.4%

70,000	ABIOMED, Inc. (c)(d)	6,493,200
421,187	Amedica Corp. (d)(e)	131,410
266,086	Boston Scientific Corp. (c)(d)	4,366,471
138,983	Edwards Lifesciences Corp. (c)(d)	19,759,213
298,495	Globus Medical, Inc., Class A (c)(d)	6,166,907
109,541	Hill-Rom Holdings, Inc. (c)	5,695,037
670,000	K2M Group Holdings, Inc. (c)(d)	12,462,000
160,900	Medtronic PLC (c)	10,770,646
1,162,404	NEOVASC, Inc. (c)(d)	5,742,276
168,282	NuVasive, Inc. (c)(d)	8,114,558

		79,701,718

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland Long/Short Healthcare Fund

Healthcare Facilities - 13.0%

300,000	AAC Holdings, Inc. (d)(e)	6,675,000
240,000	Acadia Healthcare Co., Inc. (c)(d)(e)	15,904,800
83,922	Amsurg Corp. (c)(d)	6,521,579
346,109	Brookdale Senior Living, Inc. (c)(d)	7,946,663
395,621	Capital Senior Living Corp. (c)(d)	7,932,201
165,018	HCA Holdings, Inc. (c)(d)	12,765,792
160,000	HealthSouth Corp. (c)	6,139,200
90,000	Kindred Healthcare, Inc. (c)	1,417,500
157,024	Surgical Care Affiliates, Inc. (c)(d)	5,133,114
800,000	Tenet Healthcare Corp. (c)(d)(e)	29,536,000
203,521	VCA, Inc. (c)(d)	10,715,381

		110,687,230

Healthcare Services - 6.0%

58,870	Accretive Health, Inc. (d)	145,997
49,166	Adeptus Health, Inc., Class A, Class A (d)(e)	3,970,646
89,200	Civitas Solutions, Inc. (d)	2,044,464
3,982,699	CNS Response, Inc. (d)(f)	294,720
52,932	LHC Group, Inc. (c)(d)	2,369,766
296,158	RadNet, Inc. (d)	1,643,677
660,000	Team Health Holdings, Inc. (c)(d)	35,659,800
240,000	Teladoc, Inc. (d)(e)	5,349,600

		51,478,670

Healthcare Supplies - 3.9%

326,452	Endologix, Inc. (d)(e)	4,002,302
817,214	LDR Holding Corp. (c)(d)	28,218,399
1,332,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	842,162

		33,062,863

Healthcare Technology - 1.5%

50,000	HealthStream, Inc. (c)(d)	1,090,500
486,315	Imprivata, Inc. (c)(d)	8,641,817
1,205,268	Streamline Health Solutions, Inc. (c)(d)(g)	2,760,064

		12,492,381

Life Sciences Tools & Services - 3.0%

371,476	Fluidigm Corp. (d)(e)	3,012,670
218,149	ICON PLC (c)(d)	15,482,035
32,586	Illumina, Inc. (d)	5,729,270
107,100	NanoString Technologies, Inc. (c)(d)(e)	1,713,600

		25,937,575

Managed Healthcare - 0.2%

31,049	Centene Corp. (d)	1,683,787

Pharmaceuticals - 8.1%

117,368	Agile Therapeutics, Inc. (d)	791,060
68,900	Akorn, Inc. (d)(e)	1,963,995
495,001	Cempra, Inc. (c)(d)(e)	13,780,828
697,369	Endocyte, Inc. (d)(e)	3,193,950
750,000	HLS Therapeutics Inc. (f)	6,360,000
337,109	Horizon Pharma PLC (d)	6,681,500
383,101	Intra-Cellular Therapies, Inc. (c)(d)	15,339,364
287,312	Nabriva Therapeutics AG (d)(e)	2,729,464
232,753	Pacira Pharmaceuticals, Inc. (d)(e)	9,566,148
205,553	Relypsa, Inc. (c)(d)(e)	3,804,786
248,318	Repros Therapeutics, Inc. (d)(e)	1,845,003
150,000	Ritter Pharmaceuticals, Inc. (d)	307,500

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland Long/Short Healthcare Fund

156,547	Zynerba Pharmaceuticals, Inc. (d)(e)	2,240,187

		68,603,785

		544,246,873

	Total Common Stocks (Cost $649,842,333)	560,354,218

Master Limited Partnerships (f) - 0.0%

HEALTHCARE - 0.0%

Healthcare Equipment - 0.0%

1,068,076	Genesys Ventures IA, LP	69,852

	Total Master Limited Partnerships (Cost $0)	69,852

Units

Rights (d) - 0.0%

HEALTHCARE - 0.0%

Healthcare Equipment - 0.0%

69,326	Wright Medical Group, Inc.	313,354

	Total Rights (Cost $188,242)	313,354

Warrants (d)(f) - 0.6%

HEALTHCARE - 0.6%

Biotechnology - 0.6%

94,204	Discovery Laboratories, Inc., expires 02/16/2016	1,025
1,717,910	Galena Biopharma Inc., expires 03/18/2020	1,304,675
121,816	MediciNova, Inc., expires 03/24/2016	37,053
1,155,015	Minerva Neurosciences, Inc., expires 03/18/2017	1,253,294
898,876	Ocata Therapeutics, Inc., expires 12/22/2020	1,696,134
271,081	Threshold Pharmaceuticals, Inc., expires 03/11/2016	558,180

		4,850,361

Life Sciences Tools & Services - 0.0%

40,000	Pluristem Therapeutics, Inc. expires 01/27/2016	1,905
30,000	pSivida Corp., expires 01/19/2016	3,128

		5,033

Pharmaceuticals - 0.0%

37,955	ADVENTRX Pharmaceuticals, Inc., expires 01/07/2016	6,154
521,727	Neostem, Inc., expires 07/19/2016	16

		6,170

		4,861,564

	Total Warrants (Cost $153,366)	4,861,564

Contracts

Purchased Call Options (h) - 0.0%

HEALTHCARE - 0.0%

Pharmaceuticals - 0.0%

2,644	Air Methods Corp., Strike price $45.00, expires 01/15/16 45.00%, 01/15/2016	158,640

	Total Purchased Call Options (Cost $1,334,279)	158,640

Purchased Put Options (h) - 0.1%

HEALTHCARE - 0.1%

Biotechnology - 0.1%

10,000	iShares Russell 2000 Index Fund, ETF, Strike price $106.50, expires 10/09/15 106.50%, 10/09/2015	770,000

	Total Purchased Put Options (Cost $1,545,520)	770,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland Long/Short Healthcare Fund

Shares

Registered Investment Companies (i) - 9.2%

78,694,149	State Street Navigator Prime Securities Lending Portfolio	78,694,149

	Total Registered Investment Companies (Cost $78,694,149)	78,694,149

Cash Equivalents - 33.4%

284,017,400	State Street Institutional Liquid Reserves Fund	284,017,400

	Total Cash Equivalents (Cost $284,017,400)	284,017,400

Total Investments - 110.0% (Cost $1,022,438,908)		935,882,602

Securities Sold Short (j) - (26.8)%

Common Stocks - (24.3)%

CONSUMER STAPLES - (0.5)%

492,127	Rite Aid Corp. (k)	(2,987,211)
10,591	Walgreens Boots Alliance, Inc.	(880,112)

		(3,867,323)

HEALTHCARE - (22.4)%

Biotechnology - (5.6)%

123,646	Acorda Therapeutics, Inc. (k)	(3,277,855)
85,501	Dyax Corp. (k)	(1,632,214)
344,735	Isis Pharmaceuticals, Inc. (k)	(13,934,189)
246,554	MannKind Corp. (k)	(791,438)
243,101	Medivation, Inc. (k)	(10,331,793)
293,742	Natera, Inc. (k)	(3,187,101)
203,270	Oncothyreon, Inc. (k)	(556,960)
112,400	Repligen Corp. (k)	(3,130,340)
150,000	Retrophin, Inc. (k)	(3,039,000)
191,613	Seattle Genetics, Inc. (k)	(7,388,597)
199,600	Threshold Pharmaceuticals, Inc. (k)	(812,372)

		(48,081,859)

Healthcare Distributors - (1.6)%

142,969	AmerisourceBergen Corp.	(13,580,625)

Healthcare Equipment - (2.2)%

46,691	DexCom, Inc. (k)	(4,008,890)
1,786,917	Elekta AB, Class B	(11,856,604)
120,000	Glaukos Corp. (k)	(2,902,800)

		(18,768,294)

Healthcare Services - (2.2)%

113,774	Amedisys, Inc. (k)	(4,319,999)
96,584	Chemed Corp.	(12,891,066)
59,037	Diplomat Pharmacy, Inc. (k)	(1,696,133)

		(18,907,198)

Healthcare Supplies - (1.3)%

29,699	Haemonetics Corp. (k)	(959,872)
219,970	Neogen Corp. (k)	(9,896,450)

		(10,856,322)

Healthcare Technology - (0.4)%

80,400	Computer Programs & Systems, Inc.	(3,387,252)

Life Sciences Tools & Services - (2.1)%

97,101	Albany Molecular Research, Inc. (k)	(1,691,499)
79,445	INC Research Holdings, Inc., Class A (k)	(3,177,800)
237,839	Luminex Corp. (k)	(4,021,858)
240,392	PRA Health Sciences, Inc. (k)	(9,334,421)

		(18,225,578)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland Long/Short Healthcare Fund

Pharmaceuticals - (7.0)%

465,348	AstraZeneca PLC ADR	(14,807,374)
280,000	Medicines Co. (The) (k)	(10,628,800)
274,526	Merck & Co., Inc.	(13,558,839)
233,009	Teva Pharmaceutical Industries, Ltd. ADR	(13,155,688)
39,564	Valeant Pharmaceuticals International, Inc. (k)	(7,057,426)

		(59,208,127)

		(191,015,255)

INDUSTRIALS - (1.4)%

139,514	Danaher Corp.	(11,887,987)

	Total Common Stocks (Proceeds $229,074,336)	(206,770,565)

Exchange-Traded Funds - (2.5)%

Biotechnology - (2.5)%

93,089	Health Care Select Sector SPDR Fund, ETF	(6,165,285)
50,000	iShares Nasdaq Biotechnology Index Fund, ETF	(15,166,500)

	Total Exchange-Traded Funds (Proceeds $21,241,155)	(21,331,785)

	Total Securities Sold Short (Proceeds $250,315,491)	(228,102,350)

Other Assets & Liabilities, Net - 16.8%		142,946,851

Net Assets - 100.0%		850,727,103

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2015. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2015, these securities amounted to $2,156,250 or 0.3% of net assets.
(c)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $322,203,134.
(d)	Non-income producing security.
(e)	Securities (or a portion of securities) on loan. As of September 30, 2015, the market value of securities loaned was $78,301,624. The loaned securities were secured with cash and securities collateral of $78,917,299. Collateral is calculated based on prior day’s prices.
(f)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $11,586,136, or 1.4% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2015.
(g)	Affiliated issuer. Assets with a total aggregate market value of $2,760,064, or 0.3% of net assets, were affiliated with the Fund as of September 30, 2015.
(h)	Options are shown at market value.
(i)	Represents investments of cash collateral received in connection with securities lending.
(j)	As of September 30, 2015, $259,624,839 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(k)	No dividend payable on security sold short.

Glossary:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2015	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (a) - 61.8%

AEROSPACE - 0.5%

3,888,929	Sequa Corp. Initial Term Loan 5.25%, 06/19/2017	3,266,700

CHEMICALS - 3.7%

5,383,668	Axalta Coating Systems US Holdings, Inc. Term Loan 3.75%, 02/01/2020	5,346,170
	MacDermid, Inc.
7,013,605	Tranche B First Lien Term Loan 4.50%, 06/07/2020	6,814,874
789,489	Term Loan B-2 4.75%, 06/07/2020	770,245
7,375,000	Minerals Technologies, Inc. 05/09/2021 (b)	7,384,219
5,542,298	Univar, Inc. 07/01/2022 (b)	5,448,329

		25,763,837

CONSUMER PRODUCTS - 1.5%

1,600,000	KIK Custom Products, Inc. 6.00%, 08/14/2022	1,570,672
9,428,610	SRAM LLC Term Loan B 4.02%, 04/10/2020	8,933,608

		10,504,280

ENERGY - 2.5%

8,986,669	Azure Midstream Energy LLC Term Loan B 7.50%, 11/15/2018	7,728,535
9,666,718	Chief Exploration & Development LLC Second Lien Term Loan 7.50%, 05/12/2021	8,023,376
5,449,240	Fieldwood Energy LLC Second Lien Term Loan 8.38%, 09/30/2020	1,548,484

		17,300,395

FINANCIAL - 1.0%

7,183,791	National Financial Partners Corp. Term Loan B 4.50%, 07/01/2020	7,076,034

FOREST PRODUCTS & CONTAINERS - 1.8%

7,523,123	BWAY Holding Co., Inc. Initial Term Loan B 5.50%, 08/14/2020	7,509,017
4,864,198	Signode Industrial Group US, Inc. Initial Term Loan B 3.75%, 05/01/2021	4,833,796

		12,342,813

GAMING & LEISURE - 3.2%

	Ginn-LA CS Borrower LLC
49,138,954	First Lien Tranche B Term Loan(c)	982,779
22,925,890	First Lien Tranche A Credit-Linked Deposit(c)	458,518
7,000,000	Second Lien Term Loan(c)(d)	—
11,117,605	LLV Holdco LLC Exit Revolving Loan 5.00%, 02/28/2017 (d)	5,324,221
4,088,115	LTF Merger Sub, Inc. 4.25%, 06/10/2022	4,077,894

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland Floating Rate Opportunities Fund

963,415	RHP Hotel Properties, LP Tranche B Term Loan 3.50%, 01/15/2021	964,258
10,736,395	Scientific Games International, Inc. Initial Term Loan B-1 6.00%, 10/18/2020	10,615,611

		22,423,281

HEALTHCARE - 6.6%

1,450,909	Air Medical Group Holdings, Inc. 4.50%, 04/28/2022	1,434,819
31,146,760	CCS Medical, Inc. First Lien Term Loan (c)(d)	24,605,940
4,127,942	DaVita HealthCare Partners, Inc. Tranche B Term Loan 3.50%, 06/24/2021	4,127,922
1,183,721	Hill-Rom Holdings, Inc. 09/08/2022 (b)	1,187,207
5,232,551	Kinetic Concepts, Inc. Dollar Term Loan E-1 4.50%, 05/04/2018	5,226,560
6,578,071	Onex Carestream Finance LP Second Lien Term Loan 9.50%, 12/07/2019	6,372,506
3,700,000	Surgery Center Holdings, Inc. Second Lien Term Loan 8.50%, 11/03/2021	3,739,313

		46,694,267

HOUSING - 1.8%

280,702	Beacon Roofing Supply, Inc. 10/01/2022 (b)	280,584
5,285,205	Builders FirstSource, Inc. 07/31/2022 (b)	5,251,354
8,000,000	EH/Transeastern LLC/TE TOUSA Term Loan (c)(d)	4,000,000
6,747,727	LBREP/L-SunCal Master I LLC First Lien Term Loan B (c)(d)	—
	Nevada Land Group LLC
2,495,687	Second Lien Initial Term Loan 10.00%, 11/12/2015 (d)	55,654
3,942,803	First Lien Initial Term Loan 11/10/2015 (b)	3,262,669

		12,850,261

INFORMATION TECHNOLOGY - 5.2%

	Avaya, Inc.
4,970,384	Term Loan B7 6.25%, 05/29/2020	3,923,497
5,248,502	Replacement Term Loan B-6 6.50%, 03/30/2018	4,592,439
2,618,999	Dell International LLC Term Loan B-2 4.00%, 04/29/2020	2,608,916
5,569,303	Freescale Semiconductor, Inc. Tranche B-5 Term Loan 5.00%, 01/15/2021	5,579,746
	Kronos, Inc.
6,630,938	First Lien Incremental Term Loan 4.50%, 10/30/2019	6,616,416
4,913,372	Second Lien Term Loan 9.75%, 04/30/2020	5,017,805
2,577,985	RP Crown Parent LLC First Lien New Term Loan 6.00%, 12/21/2018	2,300,852
2,000,000	Sophia L.P. 09/30/2022 (b)	1,998,440

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland Floating Rate Opportunities Fund

	SS&C Technologies, Inc.
3,607,827	Term Loan B-1 4.00%, 07/08/2022	3,619,859
570,730	Term Loan B-2 4.00%, 07/08/2022	572,633

		36,830,603

MANUFACTURING - 2.1%

	Doncasters U.S. Finance LLC
8,277,821	Term Loan B 4.50%, 04/09/2020	8,265,736
2,703,448	Second Lien Term Loan 9.50%, 10/09/2020	2,700,069
121,277	Filtration Group Corp. Second Lien Initial Term Loan 8.25%, 11/21/2021	121,403
4,220,300	Hamilton Sundstrand Industrial Refincing Term Loan 4.00%, 12/13/2019	3,865,098

		14,952,306

MEDIA & TELECOMMUNICATIONS - 7.9%

7,282,598	Cumulus Media Holdings, Inc. Term Loan 4.25%, 12/23/2020	6,153,796
2,251,261	Endurance Business Media, Inc. Term Loan (c)(d)	—
13,571,427	iHeartCommunications, Inc. Tranche D Term Loan 6.94%, 01/30/2019	11,291,834
	Level 3 Financing, Inc.
2,000,000	Tranche B-III Term Loan 4.00%, 08/01/2019	2,002,500
5,000,000	Tranche B Term Loan 4.00%, 01/15/2020	4,991,875
705,882	Term Loan B-2 3.50%, 05/31/2022	701,471
4,673,778	Media General, Inc. Term Loan B 4.00%, 07/31/2020	4,644,099
6,988,235	Mediacom Illinois LLC Tranche G Term Loan 3.50%, 06/30/2021	6,940,226
3,000,000	Metro-Goldwyn-Mayer, Inc. Second Lien Term Loan 5.13%, 06/26/2020 (e)	3,000,000
	TWCC Holding Corp.
7,223,000	Second Lien Term Loan 7.00%, 06/26/2020	6,758,055
4,413,751	Extended Term Loan 5.75%, 02/11/2020	4,396,096
5,129,972	Univision Communications, Inc. Incremental Term Loan C-3 4.00%, 03/01/2020	5,103,938

		55,983,890

METALS & MINERALS - 0.9%

10,671,938	Arch Coal, Inc. Term Loan B 05/16/2018 (b)	6,094,851

RETAIL - 4.9%

3,194,462	Academy, Ltd. 5.00%, 07/01/2022	3,182,291
9,926,770	Albertson’s LLC Term Loan B-4 5.50%, 08/25/2021	9,941,511
3,885,012	Dollar Tree, Inc. Term Loan B2 4.25%, 07/06/2022	3,893,462

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland Floating Rate Opportunities Fund

10,384,250	JC Penney Corp., Inc. First Lien Term Loan 05/22/2018 (b)	10,343,699
7,001,502	Men’s Wearhouse, Inc. (The) Term Loan 5.00%, 06/18/2021	7,010,254

		34,371,217

SERVICE - 12.0%

7,154,166	Acosta Holdco, Inc. Tranche B-2 Term Loan 09/26/2021 (b)	7,058,050
4,356,163	ADS Waste Holdings, Inc. Tranche B-2 Initial Term Loan 3.75%, 10/09/2019	4,301,711
	Advantage Sales & Marketing, Inc.
5,943,729	First Lien Term Loan 07/23/2021 (b)	5,848,986
3,840,000	Second Lien Term Loan 7.50%, 07/25/2022	3,686,400
3,773,585	AlixPartners LLP 4.50%, 07/28/2022	3,769,472
8,467,525	EnergySolutions LLC Term Loan 6.75%, 05/29/2020	8,340,512
	First Data Corp.
5,500,000	Dollar Term Loan 3.70%, 03/24/2018	5,463,067
1,000,000	Term Loan 3.70%, 09/24/2018	991,750
2,000,000	Term Loan 3.95%, 07/08/2022	1,994,250
7,735,294	Maxim Crane Works, LP Second Lien Term Loan 10.25%, 11/26/2018	7,706,287
5,278,556	ServiceMaster Co. (The) Initial Term Loan B 07/01/2021 (b)	5,281,433
10,632,906	Spin Holdco, Inc. First Lien Initial Term Loan B 4.25%, 11/14/2019	10,446,883
	WASH Multifamily Laundry Systems, LLC
1,320,422	First Lien Term Loan 4.25%, 05/14/2022	1,307,218
265,924	Second Lien Term Loan 8.00%, 05/14/2023	264,595
231,244	First Lien Term Loan 4.25%, 05/14/2022	228,932
46,576	Second Lien Term Loan 8.00%, 05/12/2023	46,343
32,713,920	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 04/02/2020 (b)	17,980,388

		84,716,277

TRANSPORTATION - 0.7%

5,012,626	Dealer Tire LLC Initial Term Loan B 5.50%, 12/22/2021	5,053,379
26,954	JHT Holdings, Inc. Second Lien Term Loan 12.50%, 04/30/2016 (d)	26,954

		5,080,333

UTILITY - 5.5%

4,987,500	Calpine Corp. Term Loan B-5 3.50%, 05/27/2022	4,916,852

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland Floating Rate Opportunities Fund

3,467,050	Entegra TC LLC Third Lien Term Loan 9.25%, 10/02/2020	3,423,712
2,500,000	Granite Acquisition, Inc. Second Lien Term Loan B 8.25%, 12/19/2022	2,334,375
	Texas Competitive Electric Holdings Co. LLC
46,127,210	Extended Term Loan 4.68%, 10/10/2017	17,776,504
13,000,000	Non-Extended Term Loan 4.70%, 10/10/2016	4,889,235
5,529,729	TPF II Power LLC Term Loan B 5.50%, 10/02/2021	5,536,088

		38,876,766

	Total U.S. Senior Loans (Cost $612,559,802)	435,128,111

Principal Amount

Foreign Denominated or Domiciled Senior Loans (a) - 7.6%

AUSTRALIA - 0.0%

USD

7,634	Aufinco Pty, Ltd. Term Loan B 05/29/2020 (b)	7,600

CANADA - 1.7%

USD

1,985,598	Tervita Corp. Term Loan 6.25%, 05/15/2018	1,548,141
	Valeant Pharmaceuticals International, Inc.
5,233,854	Tranche B Term Loan E-1 3.75%, 08/05/2020	5,165,160
5,378,378	Tranche B Term Loan F-1 4.00%, 04/01/2022	5,331,344

GERMANY - 0.1%

EUR

334,902	Schieder Mobel Holding GmbH Delayed Draw Term Loan (c)(d)	370,320

LUXEMBOURG - 2.4%

USD

4,761,905	Endo Luxembourg Finance Co. I S.a r.l. Term Loan B 09/26/2022 (b)	4,755,214
4,628,571	Evergreen Skills Lux S.a.r.l. First Lien Initial Term Loan 5.75%, 04/28/2021	4,185,016
8,146,317	Travelport Finance S.a.r.l. Initial Term Loan B 5.75%, 09/02/2021	8,118,334

		17,058,564

MARSHALL ISLANDS - 3.4%

USD

11,061,124	Drillships Financing Holding, Inc. Term Loan B-1 6.00%, 03/31/2021	6,604,376
15,468,750	Drillships Ocean Ventures, Inc. Term Loan B 5.50%, 07/25/2021	10,402,734
6,811,254	OSG International, Inc. Exit Term Loan B 5.75%, 08/05/2019	6,807,031

		23,814,141

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland Floating Rate Opportunities Fund

UNITED KINGDOM - 0.0%

GBP

	Henson No. 4, Ltd.
201,951	Term Loan Facility B(c)(d)	149,783
1,100,831	Term Loan Facility C (c)(d)	148,660

	Total Foreign Denominated or Domiciled Senior Loans (Cost $65,737,024)	53,593,713

Principal Amount ($)

Collateralized Loan Obligations (f)(g) - 12.9%

	Acis CLO, Ltd.
2,000,000	Series 2014-5A, Class D 4.64%, 11/01/2026	1,880,000
2,000,000	Series 2014-4A, Class E 5.10%, 05/01/2026	1,640,000
750,000	Series 2014-4A, Class D 3.40%, 05/01/2026	653,437
3,000,000	Series 2014-3A, Class D 3.42%, 02/01/2026	2,648,550
3,000,000	Series 2013-1A, Class E 5.89%, 04/18/2024	2,661,750
	Allegro CLO, Ltd.
1,000,000	Series 2014-1A, Class C 4.44%, 01/21/2027	930,600
2,500,000	Series 2014-1A, Class E 7.04%, 01/21/2027	2,036,750
1,500,000	Anchorage Capital CLO 7, Ltd. Series 2015-7A, Class E1 5.31%, 10/15/2027	1,290,000
1,000,000	Apidos CLO Series 2013-12A, Class F 5.19%, 04/15/2025	796,200
1,000,000	Apidos CLO XXI Series 2015-21A, Class E 6.73%, 07/18/2027	815,200
2,000,000	Arrowpoint CLO, Ltd. Series 2015-4A, Class E 7.19%, 04/18/2027	1,895,000
3,200,000	Catamaran CLO, Ltd. Series 2012-1A, Class E 5.53%, 12/20/2023	2,990,208
2,000,000	Cathedral Lake CLO, Ltd. Series 2015-2A, Class D 3.93%, 07/15/2027	1,855,000
1,000,000	Cent CDO, Ltd. Series 2007-14A, Class D 1.59%, 04/15/2021	899,380
2,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 5.04%, 04/13/2025	1,636,580
1,000,000	CIFC Funding, Ltd. Series 2014-4A, Class F 5.89%, 10/17/2026	780,000
3,000,000	Eastland CLO, Ltd. Series 2007-1A, Class C 1.80%, 05/01/2022	2,622,312
1,500,000	Figueroa CLO, Ltd. Series 2014-1A, Class F 6.79%, 01/15/2027	1,239,885
	Flagship CLO, Ltd.
3,000,000	Series 2014-8A, Class D 3.99%, 01/16/2026	2,820,000
2,000,000	Series 2013-7A, Class E 5.04%, 01/20/2026	1,605,000
3,500,000	Series 2014-8A, Class E 5.49%, 01/16/2026	2,975,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland Floating Rate Opportunities Fund

1,250,000	Greywolf CLO, Ltd. Series 2013-1A, Class E 5.34%, 04/15/2025	969,500
1,500,000	Halcyon Loan Advisors Funding, Ltd. Series 2014-3A, Class E1 5.45%, 10/22/2025	1,200,000
1,500,000	Halcyon Loan Investors CLO, Inc. Series 2006-1A, Class D 3.83%, 11/20/2020	1,470,000
3,000,000	Harbourview CLO, Ltd. Series 7A, Class E 5.45%, 11/18/2026	2,520,000
1,004,938	Hewett’s Island CDO, Ltd. Series 2007-1RA, Class E 7.06%, 11/12/2019	994,889
2,000,000	Katonah IX CLO, Ltd. Series 2006-9A, Class B2L 3.80%, 01/25/2019	1,965,000
	KVK CLO, Ltd.
3,000,000	Series 2015-1A, Class D 4.28%, 05/20/2027	2,737,500
5,000,000	Series 2015-1A, Class E 6.03%, 05/20/2027	4,225,000
2,000,000	Marea CLO, Ltd. Series 2012-1A, Class ER 6.04%, 10/15/2023	1,810,200
2,000,000	Marlborough Street CLO, Ltd. Series 2007-1A, Class E 3.94%, 04/18/2019	1,940,000
3,000,000	Newmark Capital Funding CLO, Ltd. Series 2013-1A, Class E 4.93%, 06/02/2025	2,535,000
	OZLM XII, Ltd.
1,525,000	Series 2015-12A, Class C 3.99%, 04/30/2027	1,440,515
1,000,000	Series 2015-12A, Class D 5.69%, 04/30/2027	874,900
1,150,000	Palmer Square CLO, Ltd. Series 2015-1A, Class C 3.68%, 05/21/2027	1,048,455
1,000,000	Saranac CLO, Ltd. Series 2014-3A, Class E 5.47%, 06/22/2025	817,500
1,800,000	Silver Spring CLO, Ltd. Series 2014-1A, Class F 5.49%, 10/15/2026	1,369,638
	Sound Harbor Loan Fund, Ltd.
2,500,000	Series 2014-1A, Class C 5.06%, 10/30/2026	2,489,500
1,000,000	Series 2014-1A, Class D 7.30%, 10/30/2026	931,100
1,397,789	Stratford CLO, Ltd. Series 2007-1A, Class E 4.30%, 11/01/2021	1,271,114
	THL Credit Wind River CLO, Ltd.
5,000,000	Series 2014-2A, Class D 4.19%, 07/15/2026	4,790,000
2,500,000	Series 2014-3A, Class D 4.35%, 01/22/2027	2,428,750
5,500,000	Series 2014-2A, Class E 5.54%, 07/15/2026	4,702,500
3,000,000	West CLO, Ltd. Series 2014-2A, Class D 5.34%, 01/16/2027	2,475,000
	Westchester CLO, Ltd.
2,000,000	Series 2007-1A, Class D 2.65%, 08/01/2022	1,828,000
1,990,069	Series 2007-1A, Class E 4.60%, 08/01/2022	1,821,829
2,000,000	Series 2007-1A, Class C 1.15%, 08/01/2022	1,852,610

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland Floating Rate Opportunities Fund

2,000,000	Zais CLO, Ltd. Series 2014-2A, Class D 5.75%, 07/25/2026	1,728,000

	Total Collateralized Loan Obligations (Cost $94,454,215)	90,907,352

Corporate Bonds & Notes - 7.8%

CHEMICALS - 1.7%

	Momentive Performance Materials, Inc.
9,982,000	3.88%, 10/24/2021	7,835,870
5,447,500	4.69%, 04/24/2022	3,894,962

		11,730,832

ENERGY - 0.1%

5,788,000	Arch Coal, Inc. 7.00%, 06/15/2019	463,040
3,000,000	Venoco, Inc. 8.88%, 02/15/2019	555,000

		1,018,040

GAMING & LEISURE - 0.6%

5,000,000	Caesars Entertainment Operating Co., Inc. (c)(d)	—
5,000,000	Caesars Entertainment Operating Co., Inc. (c)	4,025,000

		4,025,000

HEALTHCARE - 1.0%

7,750,000	Crimson Merger Sub, Inc. 6.63%, 05/15/2022 (f)	6,684,375

INFORMATION TECHNOLOGY - 0.3%

4,571,000	Avaya, Inc. 10.50%, 03/01/2021 (f)	2,125,515

		2,125,515

SERVICE - 1.2%

10,000,000	Cenveo Corp. 6.00%, 08/01/2019 (f)	8,450,000

TELECOMMUNICATIONS - 0.4%

6,630,650	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021	2,780,729

UTILITY - 2.5%

3,413,344	Entegra TC LLC, PIK 10.00%, 10/03/2017 (f)(g)	3,490,144
15,600,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019 (f)(h)	8,750,664
20,000,000	Texas Competitive Electric Holdings Co. LLC (c)	2,550,000
16,304,111	Texas Competitive Electric Holdings Co. LLC (c)(f)	3,120,000

		17,910,808

	Total Corporate Bonds & Notes (Cost $78,328,676)	54,725,299

Shares

Claims (d)(i) - 0.0%

TELECOMMUNICATIONS - 0.0%

3,414,269	Wind Telecomunicazione SpA Trade Claim Facility 3692	320,088

	Total Claims (Cost $1,805,565)	320,088

Common Stocks (j) - 10.1%

BROADCASTING - 0.0%

351,162	Communications Corp. of America (d)	—

ENERGY - 0.2%

1,118,286	Value Creation, Inc.	1,677,429

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland Floating Rate Opportunities Fund

GAMING & LEISURE - 0.0%

44	LLV Holdco LLC - Litigation Trust Units (d)(k)	—
34,512	LLV Holdco LLC - Series A, Membership Interest (d)(k)	—
436	LLV Holdco LLC - Series B, Membership Interest (d)(k)	—

		—

HEALTHCARE - 0.0%

207,031	CCS Medical, Inc. (d)(k)	132,500

HOUSING - 0.8%

1,648,350	CCD Equity Partners LLC (d)(k)	5,439,555
70,480	Las Vegas Land Holdings LLC (d)(k)	4,405
8	Nevada Land Group LLC (d)(k)	—

		5,443,960

MEDIA & TELECOMMUNICATIONS - 8.7%

4,921	Endurance Business Media, Inc., Class A (d)	—
1,596,784	Media General, Inc. (h)	22,339,008
501,736	Metro-Goldwyn-Mayer, Inc., Class A (e)	38,790,716

		61,129,724

REAL ESTATE - 0.0%

881,066	Allenby (d)(j)(k)	1
2,468,671	Claymore (d)(j)(k)	2

		3

TRANSPORTATION - 0.0%

2,023	JHT Holdings, Inc. (d)	8,213

UTILITY - 0.4%

10,378	Entegra TC LLC, Class A	2,931,785
286,159	Entegra TC LLC, Class B	1,002

		2,932,787

	Total Common Stocks (Cost $330,277,808)	71,324,616

Units

Warrants (d)(j) - 0.0%

GAMING & LEISURE - 0.0%

1,834	LLV Holdco LLC - Series C, Membership Interest, expires 07/15/15	—
2,522	LLV Holdco LLC - Series D, Membership Interest, expires 07/15/15	—
2,819	LLV Holdco LLC - Series E, Membership Interest, expires 07/15/15	—
3,172	LLV Holdco LLC - Series F, Membership Interest, expires 07/15/15	—
3,594	LLV Holdco LLC - Series G, Membership Interest, expires 07/15/15	—

		—

	Total Warrants (Cost $— )	—

Shares

Registered Investment Companies (l) - 5.3%

37,290,040	State Street Navigator Prime Securities Lending Portfolio	37,290,040

	Total Registered Investment Companies (Cost $37,290,040)	37,290,040

Cash Equivalents - 0.6%

4,295,435	State Street Institutional Liquid Reserves Fund	4,295,435

	Total Cash Equivalents (Cost $4,295,435)	4,295,435

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland Floating Rate Opportunities Fund

Total Investments - 106.1% (Cost $1,224,748,565)		747,584,654

Securities Sold Short (m) - (1.3)%

Principal Amount ($)

Corporate Bonds - (0.4)%

FINANCIAL - (0.3)%

(2,000,000)	Ally Financial, Inc. 4.63%, 03/30/2025	(1,895,000)

HEALTHCARE - (0.1)%

(1,000,000)	Valeant Pharmaceuticals International, Inc. 6.13%, 04/15/2025 (f)	(955,000)

	Total Corporate Bonds (Proceeds $2,923,170)	(2,850,000)

Shares

Common Stocks - (0.9)%

MEDIA & TELECOMMUNICATIONS - (0.6)%

155,000	Sinclair Broadcast Group, Inc., Class A	(3,924,600)

ENERGY - (0.3)%

185,000	Gray Television, Inc. (n)	(2,360,600)

	Total Common Stocks (Proceeds $7,363,835)	(6,285,200)

	Total Securities Sold Short (Proceeds $10,287,005)	(9,135,200)

Other Assets & Liabilities, Net - (4.8)%		(34,040,937)

Net Assets - 100.0%		704,408,517

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2015. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $40,586,296, or 5.8% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2015.
(e)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2015, these securities amounted to $122,573,050 or 17.4% of net assets.
(g)	Variable or floating rate security. The interest rate shown reflects the rate in effect September 30, 2015.
(h)	Securities (or a portion of securities) on loan. As of September 30, 2015, the market value of securities loaned was $37,071,131. The loaned securities were secured with cash collateral of $37,290,040. Collateral is calculated based on prior day’s prices.
(i)	These positions represent claims that have been filed with the United States Bankruptcy Court Southern District of New York against Lehman Commercial Paper, Inc. UK Branch.
(j)	Non-income producing security.
(k)	Affiliated issuer. Assets with a total aggregate market value of $5,576,463, or 0.8% of net assets, were affiliated with the Fund as of September 30, 2015.
(l)	Represents investments of cash collateral received in connection with securities lending.
(m)	As of September 30, 2015, $36,956,077 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(n)	No dividend payable on security sold short.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland Floating Rate Opportunities Fund

Currency	Abbreviations:

EUR	Euro Currency
GBP	British Pound
USD	U.S. Dollar

Glossary:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
PIK	Payment-in-Kind

Foreign Denominated or Domiciled Senior Loans

Industry Concentration Table:

(% of Net Assets)

Energy	4.0%
Healthcare	2.2%
Retail	1.1%
Service	0.2%
Consumer Durables	0.1%
Media & Telecommunications	0.0	%(1)

Total	7.6%

(1)	Less than 0.5%.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2015	Highland Opportunistic Credit Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (a) - 50.5%

AEROSPACE - 1.6%

1,360,140	Sequa Corp. Initial Term Loan 06/19/2017 (b)	1,142,517

ENERGY - 7.7%

978,445	Azure Midstream Energy LLC Term Loan B 11/15/2018 (b)	841,463
3,000,000	Chief Exploration & Development LLC Second Lien Term Loan 05/12/2021 (b)	2,490,000
8,024,889	Fieldwood Energy LLC Second Lien Term Loan 09/30/2020 (b)	2,280,392

		5,611,855

HEALTHCARE - 3.1%

2,220,000	Surgery Center Holdings, Inc. Second Lien Term Loan 8.50%, 11/03/2021	2,243,588

HOUSING - 2.5%

1,814,452	Builders FirstSource, Inc. Initial Term Loan 07/31/2022 (b)	1,802,831

INFORMATION TECHNOLOGY - 7.4%

806,688	Avaya, Inc. 05/29/2020 (b)	636,779
895,606	RP Crown Parent LLC First Lien New Term Loan 12/21/2018 (b)	799,329
3,976,402	Scientific Games International, Inc. Term Loan B-2 10/01/2021 (b)	3,932,283

		5,368,391

MEDIA & TELECOMMUNICATIONS - 5.8%

1,378,121	Getty Images, Inc. Initial Term Loan 10/18/2019 (b)	902,958
4,000,000	iHeartCommunications, Inc. Tranche D Term Loan 6.94%, 01/30/2019	3,328,120

		4,231,078

RETAIL - 3.5%

2,905,390	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 04/24/2020 (b)	2,566,433

SERVICE - 4.1%

5,489,232	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 04/02/2020 (b)	3,017,019

TELECOMMUNICATIONS - 0.8%

622,473	TerreStar Corp. Term Loan A 5.50%, 02/27/2020 (c)	619,983

TRANSPORTATION - 1.3%

1,000,000	Quality Distribution, Inc. 9.50%, 07/20/2023	955,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland Opportunistic Credit Fund

UTILITY - 12.7%

3,144,883	Entegra TC LLC Third Lien Term Loan 9.25%, 10/02/2020	3,105,571
15,190,310	Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.68%, 10/10/2017	5,854,042
330,973	TPF II Power LLC Term Loan B 5.50%, 10/02/2021	331,354

		9,290,967

	Total U.S. Senior Loans (Cost $45,919,898)	36,849,662

Principal Amount

Foreign Denominated or Domiciled Senior Loans (a) - 6.3%

LUXEMBOURG - 5.2%

USD

2,984,925	Evergreen Skills Lux S.a.r.l. First Lien Initial Term Loan 5.75%, 04/28/2021	2,698,879
1,000,000	Second Lien Initial Term Loan 04/28/2022 (b)	860,000
181,609	Travelport Finance S.a.r.l. Initial Term Loan B 5.75%, 09/02/2021	180,986

		3,739,865

MARSHALL ISLANDS - 1.1%

USD

1,371,085	Drillships Financing Holding, Inc. Term Loan B-1 6.00%, 03/31/2021	818,648

	Total Foreign Denominated or Domiciled Senior Loans (Cost $5,232,755)	4,558,513

Principal Amount ($)

Collateralized Loan Obligations (d)(e) - 18.5%

1,500,000	A Voce CLO, Ltd. Series 2014-1A, Class D 5.09%, 07/15/2026	1,287,405
500,000	Avery Point VI CLO, Ltd. Series 2015-6A, Class F 7.18%, 08/05/2027	422,500
1,750,000	Betony CLO, Ltd. Series 2015-1A, Class E 5.64%, 04/15/2027	1,531,250
1,000,000	Highland Park CDO, Ltd. Series 2006-1A, Class A2 0.73%, 11/25/2051	690,000
1,600,000	KVK CLO, Ltd. Series 2015-1A, Class E 6.03%, 05/20/2027	1,352,000
2,500,000	Limerock CLO II, Ltd. Series 2014-2A, Class E 4.79%, 04/18/2026	2,077,111
1,000,000	Marea CLO, Ltd. Series 2012-1A, Class ER 6.04%, 10/15/2023	905,100
1,000,000	Race Point VIII CLO, Ltd. Series 2013-8A, Class E 5.18%, 02/20/2025	888,600
1,000,000	Recette CLO LLC Series 2015-1A, Class F 7.87%, 10/20/2027	878,900

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland Opportunistic Credit Fund

2,000,000	Saranac CLO, Ltd. Series 2014-3A, Class E 5.47%, 06/22/2025	1,635,000
1,990,069	Westchester CLO, Ltd. Series 2007-1A, Class E 4.60%, 08/01/2022	1,821,829

	Total Collateralized Loan Obligations (Cost $14,024,613)	13,489,695

Corporate Bonds & Notes - 27.5%

CHEMICALS - 6.4%

6,500,000	Momentive Performance Materials, Inc. 4.69%, 04/24/2022	4,647,500

ENERGY - 0.0%

464	American Energy-Permian Basin LLC 7.38%, 11/01/2021 (d)	271

HEALTHCARE EQUIPMENT & SERVICES - 3.6%

3,000,000	Ortho-Clinical Diagnostics Holdings 6.63%, 05/15/2022 (d)	2,587,500

RETAIL - 2.5%

1,999,700	Guitar Center, Inc. 6.50%, 04/15/2019	1,849,723

SOFTWARE & SERVICES - 3.3%

2,753,000	Scientific Games International, Inc. 10.00%, 12/01/2022	2,415,758

TELECOMMUNICATION SERVICES - 2.9%

5,060,200	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021	2,122,121

UTILITIES - 8.8%

6,499,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019 (d)	3,645,549
3,506,000	Texas Competitive Electric Holdings Co. LLC 10.25%, 11/01/2015	447,015
467,000	10.50%, 11/01/2016	59,543
15,307,000	Texas Competitive Electric Holdings Co. LLC (f)	1,951,642
3,000,000	Texas Competitive Electric Holdings Co. LLC (f)	307,500

		6,411,249

	Total Corporate Bonds & Notes (Cost $26,148,392)	20,034,122

Principal Amount

Foreign Corporate Bonds & Notes (d)(f) - 0.0%

NETHERLANDS - 0.0%

USD

220,068	Celtic Pharma Phinco BV	2,201
97,918	Celtic Pharma Phinco BV	—

		2,201

		2,201

	Total Foreign Corporate Bonds & Notes (Cost $212,561)	2,201

Principal Amount ($)

Sovereign Bonds (f) - 9.7%

1,376,100	Argentine Republic Government International Bond	1,391,680
2,804,080	Argentine Republic Government International Bond	2,853,151
2,804,080	Argentine Republic Government International Bond	2,790,060

		7,034,891

	Total Sovereign Bonds (Cost $6,401,626)	7,034,891

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland Opportunistic Credit Fund

Shares

Common Stocks - 16.2%

COMMERCIAL & PROFESSIONAL SERVICES - 2.9%

90,492	MPM Holdings, Inc. (g)	2,058,693
24,889	Pendrell Corp.	17,920

		2,076,613

ENERGY - 2.9%

356,285	Overseas Shipholding Group, Inc., Class A	1,122,298
8,750	SemGroup Corp., Class A	378,350
7,050	Targa Resources Corp.	363,216
7,150	Williams Cos., Inc. (The)	263,477

		2,127,341

MATERIALS - 3.1%

6,632	Euramax International, Inc. (c)	2,282,000

MEDIA - 0.7%

6,363	Metro-Goldwyn-Mayer, Inc., Class A (h)	491,943

SOFTWARE & SERVICES - 1.3%

22,175	Microsoft Corp. (i)	981,466

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%

48,447	Corning, Inc. (i)	829,413

TELECOMMUNICATION SERVICES - 2.1%

5,082	TerreStar Corporation (c)(h)	1,539,439

UTILITIES - 2.1%

3,322	Entegra TC LLC, Class A	938,465
38,625	NRG Energy, Inc. (i)	573,581

		1,512,046

	Total Common Stocks (Cost $13,265,709)	11,840,261

Preferred Stocks (d) - 1.6%

FINANCIAL - 1.6%

1,500	Grayson CLO, Ltd.	675,000
1,000	Westchester CLO, Ltd.	510,000

		1,185,000

	Total Preferred Stocks (Cost $1,443,578)	1,185,000

Master Limited Partnerships - 2.1%

ENERGY - 2.1%

43,500	Boardwalk Pipeline Partners LP	511,995
21,700	Energy Transfer Equity LP	451,577
21,500	Enterprise Products Partners LP	535,350

		1,498,922

HEALTHCARE EQUIPMENT & SERVICES - 0.0%

141,000	Genesys Ventures IA, LP (c)	9,221

	Total Master Limited Partnerships (Cost $2,120,525)	1,508,143

Units

Warrants (g) - 0.2%

ENERGY - 0.2%

180,000	Kinder Morgan, Inc., expires 05/25/2017	165,600

	Total Warrants (Cost $695,412)	165,600

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland Opportunistic Credit Fund

Shares

Registered Investment Companies (j) - 10.3%

7,533,496	State Street Navigator Prime Securities Lending Portfolio	7,533,496

	Total Registered Investment Companies (Cost $7,533,496)	7,533,496

Cash Equivalents - 6.3%

4,578,153	State Street Institutional Liquid Reserves Fund	4,578,153

	Total Cash Equivalents (Cost $4,578,153)	4,578,153

Total Investments - 149.2% (Cost $127,576,718)		108,779,737

Other Assets & Liabilities, Net - (49.2)%		(35,856,492)

Net Assets applicable to Common Shareholders - 100.0%		72,923,245

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2015. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $4,450,643, or 6.1% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2015.
(d)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2015, these securities amounted to $27,527,786 or 37.7% of net assets.
(e)	Variable or floating rate security. The interest rate shown reflects the rate in effect September 30, 2015.
(f)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(g)	Non-income producing security.
(h)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
(i)	Securities (or a portion of securities) on loan. As of September 30, 2015, the market value of securities loaned was $7,612,104. The loaned securities were secured with cash collateral of $7,533,496. Collateral is calculated based on prior day’s prices.
(j)	Represents investments of cash collateral received in connection with securities lending.

Currency Abbreviations:

EUR	Euro Currency
USD	United States Dollar

Glossary:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
PIK	Payment-in-Kind

Foreign Denominated or Domiciled Senior Loans and Foreign Corporate Bonds & Notes

Industry Concentration Table:

(% of Net Assets)

Information Technology	4.9%
Energy	1.1%
Service	0.3%

Total	6.3%

NOTES TO INVESTMENT PORTFOLIOS (unaudited)

As of September 30, 2015	Highland Funds I

Valuation of Investments

In computing the Highland Long/Short Equity Fund, Highland Long/Short Healthcare Fund, Highland Floating Rate Opportunities Fund and the Highland Opportunistic Credit Fund’s (the “Funds”) net assets attributable to Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available and for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events occur between the time when market price is determined and calculation of the Funds’ net asset value materially affect the value of securities), will be valued by the Funds at fair value, as determined by the Funds’ Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ net asset value will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premium and accretion of discounts, a method of valuation which approximates market values. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

Fair Value Measurements:

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of September 30, 2015	Highland Funds I

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial Instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of September 30, 2015 is as follows:

Highland Long/Short Healthcare Fund

	Total value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Equity Fund
Assets
Common Stocks(1)	$616,931,644	$616,931,644	$—	$—
Purchased Call Options	882,000	882,000	—	—
Purchased Put Options	487,716	487,716	—	—
Registered Investment Companies	17,448,831	17,448,831	—	—
Cash Equivalents	214,998,780	214,998,780	—	—

Total Assets	850,748,971	850,748,971	—	—

Liabilities
Securities Sold Short(1)	(257,602,019)	(257,602,019)	—	—
Other Financial Instruments
Written Call Options Contracts Equity Contracts	(80,950)	(80,950)	—	—
Written Put Options Contracts Equity Contracts	(9,467,100)	(9,467,100)	—	—

Total Liabilities	(267,150,069)	(267,150,069)	—	—

Total	$583,598,902	$583,598,902	$—	$—

(1)	See investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of September 30, 2015	Highland Funds I

Highland Long/Short Healthcare Fund

	Total value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Healthcare Fund
Assets
U.S. Senior Loans(1)	$6,643,425	$—	$6,643,425	$—
Common Stocks
Consumer Discretionary	2,710,000	2,710,000	—	—
Financial	13,397,345	13,397,345	—	—
Healthcare
Biotechnology	150,524,577	150,524,577	—	—
Healthcare Distributors	10,074,287	10,074,287	—	—
Healthcare Equipment	79,701,718	79,701,718	—	—
Healthcare Facilities	110,687,230	110,687,230	—	—
Healthcare Services	51,478,670	51,183,950	—	294,720
Healthcare Supplies	33,062,863	33,062,863	—	—
Healthcare Technology	12,492,381	12,492,381	—	—
Life Sciences Tools & Services	25,937,575	25,937,575	—	—
Managed Healthcare	1,683,787	1,683,787	—	—
Pharmaceuticals	68,603,785	62,243,785	—	6,360,000
Master Limited Partnerships(1)	69,852	—	—	69,852
Rights(1)
Equity Contracts	313,354	313,354	—	—
Warrants(1)
Equity Contracts	4,861,564	—	4,861,564	—
Purchased Call Options(1)	158,640	158,640	—	—
Purchased Put Options(1)	770,000	770,000	—	—
Registered Investment Companies	78,694,149	78,694,149	—	—
Cash Equivalents	284,017,400	284,017,400	—	—

Total Assets	935,882,602	917,653,041	11,504,989	6,724,572

Liabilities
Securities Sold Short(1)	(206,770,565)	(206,770,565)	—	—
Exchange-Traded Funds(1)	(21,331,785)	(21,331,785)	—	—

Total Liabilities	(228,102,350)	(228,102,350)	—	—

Total	$707,780,252	$689,550,691	$11,504,989	$6,724,572

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of September 30, 2015	Highland Funds I

Highland Floating Rate Opportunities Fund

	Total value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Floating Rate Opportunities Fund
Assets
U.S. Senior Loans
Aerospace	$3,266,700	$—	$3,266,700	$—
Chemicals	25,763,837	—	25,763,837	—
Consumer Products	10,504,280	—	10,504,280	—
Energy	17,300,395	—	17,300,395	—
Financial	7,076,034	—	7,076,034	—
Forest Products & Containers	12,342,813	—	12,342,813	—
Gaming & Leisure	27,340,133	—	22,015,912	5,324,221	(2)
Healthcare	53,378,642	—	28,772,702	24,605,940
Housing	12,850,261	—	5,531,938	7,318,323
Information Technology	36,830,603	—	36,830,603	—
Manufacturing	14,952,306	—	12,252,237	2,700,069
Media & Telecommunications	55,983,890	—	55,983,890	—	(2)
Metals & Minerals	6,094,851	—	6,094,851	—
Retail	34,371,217	—	34,371,217	—
Service	84,716,277	—	82,869,189	1,847,088
Transportation	5,080,333	—	5,053,379	26,954
Utility	33,959,914	—	33,959,914	—
Foreign Denominated or Domiciled Senior Loans
Australia	7,600	—	7,600	—
Canada	12,044,645	—	12,044,645	—
Germany	370,320	—	—	370,320
Luxembourg	17,058,564	—	17,058,564	—
Marshall Islands	23,814,141	—	23,814,141	—
United Kingdom	298,443	—	—	298,443
Collateralized Loan Obligations	90,907,352	—	90,907,352	—
Corporate Bonds & Notes(1)	48,040,924	—	48,040,924 (2)	—
Claims(1)	320,088	—	—	320,088
Common Stocks
Broadcasting	—	—	—	—	(2)
Energy	1,677,429	—	—	1,677,429
Gaming & Leisure	—	—	—	—	(2)
Healthcare	132,500	—	—	132,500
Housing	5,443,960	—	—	5,443,960
Media & Telecommunications	61,129,724	22,339,008	38,790,716	—	(2)
Real Estate	3	—	—	3
Transportation	8,213	—	—	8,213
Utility	2,932,787	—	2,932,787	—
Warrants(1)
Equity Contracts	—	—	—	—	(2)
Registered Investment Companies	37,290,040	37,290,040	—	—
Cash Equivalent	4,295,435	4,295,435	—	—

Total Assets	747,584,654	63,924,483	633,586,620	50,073,551

Liabilities
Securities Sold Short(1)	(9,135,200)	(6,285,200)	(2,850,000)	—

Total Liabilities	(9,135,200)	(6,285,200)	(2,850,000)	—

Total	$738,449,454	$57,639,283	$630,736,620	$50,073,551

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of September 30, 2015	Highland Funds I

Highland Opportunistic Credit Fund

	Total value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Opportunistic Credit Fund
Assets
U.S. Senior Loans
Aerospace	$1,142,517	$—	$1,142,517	$
Energy	5,611,855	—	5,611,855		—
Healthcare	2,243,588	—	2,243,588		—
Housing	1,802,831	—	1,802,831		—
Information Technology	5,368,391	—	5,368,391		—
Media & Telecommunications	4,231,078	—	4,231,078		—
Retail	2,566,433	—	2,566,433		—
Service	3,017,019	—	3,017,019		—
Telecommunications	619,983	—			619,983
Transportation	955,000	—	955,000		—
Utility	9,290,967	—	9,290,967		—
Foreign Denominated or Domiciled Senior Loans	4,558,513	—	4,558,513
Collateralized Loan Obligations	13,489,695	—	13,489,695		—
Corporate Bonds & Notes(1)	20,034,122		20,034,122
Foreign Corporate Bonds & Notes	2,201	—	2,201		—
Sovereign Bonds	7,034,891	—	7,034,891		—
Common Stocks
Commercial & Professional Services	2,076,613	17,920	—		2,058,693
Energy	2,127,341	1,005,043	1,122,298		—
Materials	2,282,000	—	—		2,282,000
Media	491,943	—	491,943		—
Software & Services	981,466	981,466	—		—
Technology Hardware & Equipment	829,413	829,413	—		—
Telecommunication Services	1,539,439	—	—		1,539,439
Utilities	1,512,046	573,581	938,465		—
Preferred Stocks(1)	1,185,000	—	1,185,000		—
Master Limited Partnerships
Energy	1,498,922	1,498,922	—		—
Healthcare Equipment & Services	9,221	—	—		9,221
Warrants(1)			—		—
Equity Contracts	165,600	165,600
Registered Investment Companies	7,533,496	7,533,496	—		—
Cash Equivalents	4,578,153	4,578,153	—		—

Total	$108,779,737	$17,183,594	$85,086,807		$6,509,336

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of September 30, 2015	Highland Funds I

The table below sets forth a summary of changes in the Long/Short Healthcare Fund’s and the Floating Rate Opportunities Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the three months ended September 30, 2015. The Long/Short Equity Fund had no Level 3 assets as of June 30, 2015 or September 30, 2015.

	Balance as of June 30, 2015	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of September 30, 2015	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Highland Long/Short Healthcare Fund
Common Stocks
Healthcare Services	$348,486	$—	$—	$—	$—	$(53,766)	$—	$—	$294,720	$(53,766)
Pharmaceuticals	8,722,500	—	—	—	—	(2,362,500)	—	—	6,360,000	(2,362,500)
Master Limited Partnerships
Healthcare Equipment	110,653	—	—	—	—	(40,801)	—	—	69,852	(40,801)
Total	$9,181,639	$—	$—	$—	$—	$(2,457,067)	$—	$—	$6,724,572	$(2,457,067)

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of September 30, 2015	Highland Funds I

	Balance as of June 30, 2014		Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of June 30, 2015		Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Highland Floating Rate Opportunities Fund
U.S. Senior Loans
Gaming & Leisure	$5,420,610	(1)	$—	$—	$—	$—	$(236,655)	$140,266	$—	$5,324,221	(1)	$(236,655)
Healthcare	22,394,521		—	—	—	—	2,211,419	—	—	24,605,940		2,211,419
Housing	7,435,364		—	—	10	(1,713)	(61,655)	370,445	(424,128)	7,318,323		(61,655)
Manufacturing	—		2,700,069	—	—	—	—	—	—	2,700,069		—
Media & Telecommunications		(1)								—	(1)
Service	—		1,847,088	—	—	—	—	—	—	1,847,088		—
Transportation	26,954		—	—	—	—	—	—	—	26,954		—
Utility	3,346,535		—	(3,423,712)	10,881	—	(11,858)	78,154	—	—		—
Foreign Denominated or Domiciled
Senior Loans
Germany	369,491		—	—	—	—	829	—	—	370,320		829
United Kingdom	309,860		—	—	5,911	—	(17,328)	—	—	298,443		(17,328)
Claims	320,088		—	—	—	—	—	—	—	320,088		—
Common Stocks
Broadcasting	463,534		—	—	—	—	(463,534)	—	—	—	(1)	(463,534)
Energy	1,677,429		—	—	—	—	—	—	—	1,677,429		—
Gaming & Leisure	—	(1)	—	—	—	—	—	—	—	—	(1)	—
Healthcare	86,953		—	—	—	—	45,547	—	—	132,500		45,547
Housing	5,196,708		—	—	—	—	247,252	—	—	5,443,960		247,252
Media & Telecommunications	—	(1)	—	—	—	—	—	—	—	—	(1)	—
Real Estate	3		—	—	—	—	(361,114)	361,114	—	3		(361,114)
Transportation	8,537		—	—	—	—	(324)	—	—	8,213		(324)
Warrants
Equity Contracts(1)	—	(1)	—	—	—	—	—	—	—	—	(1)	—

Total	$47,056,587		$4,547,157	$(3,423,712)	$16,802	$(1,713)	$1,352,579	$949,979	$(424,128)	$50,073,551		$1,364,437

(1)	This category includes securities with a value of zero.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of September 30, 2015	Highland Funds I

	Balance as of June 30, 2015	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of September 30, 2015	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Highland Opportunistic Credit Fund
US. Senior Loans
Telecommunications	$602,271	$—	$—	$—	$—	$537	$17,175	$—	$619,983	$537
Utility	2,999,082	—	(3,105,572)	11,712	—	306,319	—	(211,541)	—	—
Common Stocks
Commercial & Professional Services	—	2,058,693	—	—	—	—	—	—	2,058,693	—
Materials	2,302,226	—	—	—	—	(20,226)	—	—	2,282,000	(20,226)
Telecommunication Services	1,544,267	—	—	—	—	(4,828)	—	—	1,539,439	(4,828)
Master Limited Partnerships
Healthcare Equipment & Services	14,608	—	—	—	—	(5,387)	—	—	9,221	(5,387)

Total	$7,462,454	$2,058,693	$(3,105,572)	$11,712	$—	$276,415	$17,175	$(211,541)	$6,509,336	$(29,904)

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

For the three months ended September 30, 2015, a net amount of $3,423,712 and $3,105,572 of the Floating Rate Opportunities Fund and the Opportunistic Credit Fund’s portfolio investments, respectively, were transferred from Level 3 to Level 2. Transfers from Level 3 to Level 2 were due to a decrease in observable pricing inputs as compared to the previous period.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of September 30, 2015	Highland Funds I

For the three months ended September 30, 2015, a net amount of $4,547,157 and $2,058,693 of the Floating Rate Opportunities Fund and the Opportunistic Credit Fund’s portfolio investments, respectively, were transferred from Level 2 to Level 3. Transfers from Level 2 to Level 3 were due to a decrease in observable pricing inputs as compared to the previous period.

For the three months ended September 30, 2015, there were no other transfers.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Highland Long/Short Healthcare Fund

Category	Market Value at 9/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stock	$6,654,720	Weighted Scenarios	Scenario Probabilities	Various
		Multiples Analysis	Multiple of Revenue	3.3x
			Multiple of EBITDA	10.4x
			Liquidity Discount	10%
			Asset-Specific Discount	10%
		Discounted Cash Flow	Discount Rate	11%

Limited Partnership Units	69,852	Recovery Analysis	Scenario Probabilities	Various
		Discounted Cash Flow	Discount Rate	21%

Total	$6,724,572

Highland Floating Rate Opportunities Fund

Category	Market Value at 9/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s)
Bank Loans	$42,491,358	Third-Party Pricing Vendor	N/A	N/A
		Adjusted Appraisal	Liquidity Discount	10% - 40%
		Liquidation Analysis	Settlement Discount	50%
		Multiples Analysis	Multiple of Revenue	0.43x - 0.53x
			Multiple of EBITDA	4.0x - 5.0x

Limited Partnership Units	5,439,555	Adjusted Appraisal	Liquidity Discount	25%
			Minority Discount	20%
			Regional Market Appreciation	-6% - 45%

Common Stock	1,822,550	Third-Party Pricing Vendor	N/A	N/A
		Multiples Analysis	Multiple of Revenue	0.43x - 0.53x
			Multiple of EBITDA	4.0x - 5.0x

Claim Facility	320,088	Third-Party Pricing Vendor	N/A	N/A

Total	$50,073,551

Highland Opportunistic Credit Fund

Category	Market Value at 9/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stock	$5,880,132	Multiples Analysis	Price/MHz-PoP	$0.13 - $0.50
			Multiple of EBITDA	8.0x - 10.5x
			Liquidity Discount	25%
		Third-Party Pricing Vendor	N/A	N/A

Bank Loans	619,983	Discounted Cash Flow	Spread Adjustment	0.0% - 0.2%

Limited Partnership Units	9,221	Recovery Analysis	Scenario Probabilities	Various
		Discounted Cash Flow	Discount Rate	21%

Total	$6,509,336

Significant changes in the unobservable inputs in isolation would result in a significantly lower or higher fair value measurement.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of September 30, 2015	Highland Funds I

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

Securities Sold Short

The Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. Securities and cash held as collateral for short sales are shown on the Investment Portfolios for each of the Funds.

Derivative Transactions

The Funds are subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of September 30, 2015	Highland Funds I

fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract. During the three months ended September 30, 2015, the Long/Short Equity Fund entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions and to gain market exposure for residual and accumulating cash positions.

During the three months ended September 30, 2015, the Long/Short Healthcare Fund, the Floating Rate Opportunities Fund and the Opportunistic Credit Fund did not invest in futures contracts.

Options

The Funds may utilize options on securities or indexes to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when the Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.

During the three months ended September 30, 2015, the Long/Short Equity Fund and the Long/Short Healthcare Fund had written options to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategies of these Funds.

Transactions in written options for the three months ended September 30, 2015 were as follows:

Long/Short Equity Fund	Number of Contracts	Premium
Outstanding, June 30, 2015	4,450	$675,857
Call Options Written	23,037	4,523,968
Put Options Written	15,727	11,973,541
Call Options Expired	(5,358)	(808,323)
Put Options Expired	(6,700)	(1,027,052)
Call Options Boughtback	(13,861)	(2,399,146)
Put Options Boughtback	(10,862)	(3,131,248)
Call Options Closed	(668)	(224,611)

Outstanding, September 30, 2015	5,765	$9,582,986

Long/Short Healthcare Fund	Number of Contracts	Premium
Outstanding, June 30, 2015	7,396	$2,199,918
Call Options Written	7,500	479,636
Put Options Written	56,835	8,137,837
Call Options Boughtback	(7,500)	(479,636)
Put Options Boughtback	(64,231)	(10,337,755)

Outstanding, September 30, 2015	—	$—

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of September 30, 2015	Highland Funds I

During the three months ended September 30, 2015, the Floating Rate Opportunities Fund and the Opportunistic Credit Fund did not invest in options.

Unfunded Loan Commitments

As of September 30, 2015, the Floating Rate Opportunities Fund had unfunded loan commitments of $2,290,545, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
CCS Medical, Inc.	$2,290,545	$2,290,545	—

Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. As of September 30, 2015, the Fund recognized net discount and unrealized appreciation/ (depreciation) on unfunded transactions of $0. The net change in unrealized depreciation on unfunded transactions was $0.

During the three months ended September 30, 2015, the Long/Short Equity Fund, the Long/Short Healthcare Fund and the Opportunistic Credit Fund did not hold unfunded loan commitments.

Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities.

The Long/Short Healthcare Fund held at least five percent of the outstanding voting securities of the following companies during the period ended September 30, 2015:

			Market Value
Issuer	Shares at June 30, 2015	Shares at September 30, 2015	June 30, 2015	September 30, 2015	Affiliated Income	Purchases	Sales
Ritter Pharmaceuticals (Common Stocks)(1)	567,317	150,000	$2,524,561	$307,500	$—	$—	$1,547,677
Streamline Health Solutions, Inc. (Common Stocks)	252,782	1,205,268	707,790	2,760,064	—	2,402,039	—

	820,099	1,355,268	$3,232,351	$3,067,564	$—	$2,402,039	$1,547,677

(1)	No longer an affiliate as of September 30, 2015.

The Floating Rate Opportunities Fund held at least five percent of the outstanding voting securities of the following companies during the period ended September 30, 2015:

			Market Value
Issuer	Shares at June 30, 2015	Shares at September 30, 2015	June 30, 2015	September 30, 2015	Affiliated Income	Purchases	Sales
Allenby (Common Stocks)	733,863	881,066	$—	$1	$—	$147,203	$—
CCD Equity Partners LLC (Common Stocks)	1,648,350	1,648,350	5,192,303	5,439,555	—	—	—
CCS Medical, Inc, (Common Stocks)	207,031	207,031	86,953	132,500	—	—	—
Claymore (Common Stocks)	2,254,761	2,468,671	—	2	—	213,910	—
Las Vegas Land Holdings LLC	70,480	70,480	4,405	4,405	—	—	—
LLC Holdco, LLC (Common Stocks)	34,992	34,992	—	—	—	—	—
Nevada Land Group LLC (Common Stocks)	8	8	—	—		—	—

	4,949,485	5,310,598	$5,283,661	$5,576,463	$—	$361,113	$—

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of September 30, 2015	Highland Funds I

At September 30, 2015, the Long/Short Equity Fund and the Opportunistic Credit Fund did not hold any affiliated securities.

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at September 30, 2015, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Long/Short Equity Fund	$15,516,331	$33,789,254	$(18,272,923)	$869,021,894
Long/Short Healthcare Fund	12,394,756	104,838,143	(92,443,387)	1,028,325,989
Floating Rate Opportunities Fund	38,544,583	537,127,744	(498,583,161)	1,246,167,815
Opportunistic Credit Fund	1,973,469	21,337,599	(19,364,130)	128,143,867

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2015	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) — 81.1%

AEROSPACE — 1.6%
3,571,008	TransDigm, Inc. Tranche C Term Loan, 3.750%, 02/28/20	3,533,387
1,489,940	TransDigm, Inc. Tranche D Term Loan, 3.750%, 06/04/21 (b)	1,474,110

		5,007,497

AUTOMOTIVE — 3.2%
2,984,791	Allison Transmission, Inc. Term B-3 Loan, 3.750%, 08/23/19 (b)	2,988,701
3,224,342	Federal-Mogul Corporation Tranche C Term Loan (2014), 4.751%, 04/15/21	3,068,510
4,209,370	Gates Global, LLC Initial Dollar Term Loan, 4.251%, 07/03/21	3,999,638

		10,056,849

BROADCASTING — 4.9%
1,962,387	Charter Communications Operating, LLC Term E Loan, 3.000%, 07/01/20	1,942,645
1,953,648	Charter Communications Operating, LLC Term F Loan, 3.000%, 01/03/21	1,925,075
7,000,000	iHeartCommunications, Inc. Tranche D Term Loan, 6.948%, 01/30/19	5,824,210
2,000,000	iHeartCommunications, Inc. Tranche E Term Loan, 7.652%, 07/30/19	1,675,000
1,995,498	Numericable U.S., LLC Dollar Denominated Tranche B-1 Loan, 4.500%, 04/23/20	1,988,434

Principal Amount ($)		Value ($)
BROADCASTING (continued)
1,726,377	Numericable U.S., LLC Dollar Denominated Tranche B-2 Loan, 4.501%, 04/23/20	1,720,266

		15,075,630

CHEMICALS — 1.8%
3,322,673	Axalta Coating Systems U.S. Holdings, Inc. Refinanced Term B Loan, 3.750%, 02/01/20	3,299,530
315,795	Macdermid, Incorporated Tranche B-2 Term Loan, 4.751%, 06/07/20	308,098
1,984,694	PQ Corporation 2014 Term Loan, 4.000%, 08/07/17	1,980,566

		5,588,194

ENERGY — 0.2%
994,924	Peabody Energy Corporation Term Loan, 4.251%, 09/24/20	713,296

FINANCIAL — 2.0%
3,306,003	Hub International Limited Initial Term Loan, 4.000%, 10/02/20	3,237,817
2,992,424	Interactive Data Corporation Term Loan, 3.750%, 05/02/21 (b)	2,986,813

		6,224,630

FOOD & DRUG — 3.5%
2,237,877	Albertson’s LLC Term B-2 Loan, 5.376%, 03/21/19	2,240,976
6,453,644	Albertson’s LLC Term B-4 Loan, 5.500%, 08/25/21	6,463,228

See accompanying Notes to Investment Portfolio.  |  1

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)

FOOD & DRUG (continued)
2,013,954	Supervalu, Inc. New Term Loan, 4.501%, 03/21/19	2,019,493

		10,723,697

FOOD/TOBACCO — 0.6%
1,213,987	Pinnacle Foods Finance, LLC New Term Loan G, 3.000%, 04/29/20	1,212,688
490,614	Pinnacle Foods Finance, LLC Tranche H Term Loan, 3.000%, 04/29/20	490,001

		1,702,689

FOREST PRODUCTS/CONTAINERS — 2.3%
1,964,748	Berry Plastics Corporation Term D Loan, 3.500%, 02/08/20	1,949,698
1,593,663	Berry Plastics Corporation Term E Loan, 3.750%, 01/06/21	1,585,121
3,531,028	Reynolds Group Holdings, Inc. Incremental U.S. Term Loan, 4.501%, 12/31/18	3,537,049

		7,071,868

GAMING/LEISURE — 6.0%
1,436,808	Boyd Gaming Corporation Term B Loan, 3.000%, 08/14/20	1,437,929
5,967,334	Hilton Worldwide Finance Initial Term Loan, 3.500%, 10/25/20	5,961,725
3,454,899	Las Vegas Sands, LLC Term B Loan, 3.250%, 12/19/20 (b)	3,427,916
2,720,126	MGM Resorts International Term B Loan, 3.500%, 12/20/19	2,703,805
491,250	Mohegan Tribal Gaming Authority Term B Loan, 5.501%, 06/15/18	490,022

Principal Amount ($)		Value ($)
GAMING/LEISURE (continued)
2,487,651	Station Casinos, LLC B Term Loan, 4.251%, 03/02/20(b)	2,486,618
1,977,928	WMG Acquisitions Corporation Tranche B Refinancing Term Loan, 3.750%, 07/01/20	1,944,551

		18,452,566

HEALTHCARE — 8.8%
1,492,443	AmSurg Corp. Initial Term Loan, 3.750%, 07/16/21	1,495,354
2,488,664	Catalent Pharma Solutions, Inc. Dollar Term Loan, 4.250%, 05/20/21	2,492,546
1,990,013	CHS/Community Health Systems, Inc. Incremental 2021 Term H Loan, 4.000%, 01/27/21 (b)	1,992,630
5,941,125	DaVita HealthCare Partners, Inc. Tranche B Term Loan, 3.500%, 06/24/21	5,941,095
3,693,558	HCA, Inc. Tranche B-4 Term Loan, 3.032%, 05/01/18	3,694,721
3,005,697	HCA, Inc. Tranche B-5 Term Loan, 2.948%, 03/31/17	3,006,388
3,482,278	Kinetic Concepts, Inc. Dollar Term E-1 Loan, 4.500%, 05/04/18	3,478,291
817,623	Life Time Fitness, Inc. Closing Date Term Loan, 3.250%, 06/03/22	815,579
2,967,805	MPH Acquisition Holdings, LLC Initial Term Loan, 3.750%, 03/31/21	2,936,272
986,111	Onex Carestream Finance LP Term Loan (First Lien 2013), 4.000%, 06/07/19	947,899

2|  See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)

HEALTHCARE (continued)
295,068	Surgery Center Holdings, Inc. Initial Term Loan (First Lien), 5.251%, 07/24/20	295,482

		27,096,257

INFORMATION TECHNOLOGY — 8.7%
477,350	Applied Systems, Inc. Initial Term Loan (First Lien), 4.251%, 01/23/21	476,753
899,096	Avaya, Inc. Replacement Term B-6 Loan, 6.500%, 03/31/18	786,709
1,111,693	Avaya, Inc. Term B-3 Loan, 4.695%, 10/26/17	972,731
2,553,531	CDW, LLC Term Loan, 3.250%, 04/29/20	2,535,299
1,612,702	Dell International, LLC Term C Loan, 3.750%, 10/29/18	1,612,033
4,180,012	Freescale Seminconductor, Inc. Tranche B-4 Term Loan, 4.251%, 02/28/20	4,181,746
4,243,120	Infor (US), Inc. Tranche B-5 Term Loan, 3.750%, 06/03/20	4,114,957
3,474,991	Scientific Games International, Inc. Initial Term B-2 Loan, 6.001%, 10/01/21 (b)	3,436,435
3,484,788	Scientific Games International, Inc. Initial Term Loan, 6.001%, 10/18/20 (b)	3,445,584
500,000	Sophia, L.P. Term Loan B, 3.750%, 09/16/22 (b)	499,610
1,443,131	SS&C Technologies Holdings, Inc. Term Loan B1, 4.000%, 06/29/22	1,447,944

Principal Amount ($)		Value ($)
INFORMATION TECHNOLOGY (continued)
3,488,372	Zebra Technologies Corporation Initial Term Loan, 4.751%, 10/27/21	3,514,919

		27,024,720

MANUFACTURING — 2.0%
2,952,975	Gardner Denver, Inc. Initial Dollar Term Loan, 4.251%, 07/30/20	2,791,389
2,984,772	Rexnord, LLC/RBS Global, Inc. Term B Loan, 4.000%, 08/21/20	2,961,908
492,500	Southwire Company, LLC Initial Term Loan, 3.250%, 02/22/21	482,650

		6,235,947

MEDIA/TELECOMMUNICATIONS — 7.5%
1,230,523	Affinion Group, Inc. Tranche B Term Loan, 6.750%, 04/30/18	1,157,461
491,184	AMC Entertainment, Inc. Initial Term Loan, 3.500%, 04/30/20	490,619
1,652,217	Cequel Communications, LLC Term Loan, 3.500%, 02/14/19 (b)	1,634,670
390,000	Fairpoint Communications, Inc. Term Loan, 7.502%, 02/14/19	392,478
3,016,428	Getty Images, Inc. Initial Term Loan, 4.750%, 10/18/19	1,976,393
1,731,219	Go Daddy Operating Company, LLC Initial Term Loan, 4.500%, 05/13/21	1,734,733
1,496,250	Regal Cinemas Corporation Term Loan, 3.000%, 04/01/22	1,500,335
2,224,350	SBA Senior Finance II, LLC Incremental Tranche B-1 Term Loan, 3.250%, 03/24/21	2,200,104

See accompanying Notes to Investment Portfolio.  |  3

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)

MEDIA/TELECOMMUNICATIONS (continued)
1,715,421	Univision Communications, Inc. 2013 Incremental Term Loan, 4.000%, 03/01/20	1,706,715
5,314,775	Univision Communications, Inc. Replacement First-Lien Term Loan, 4.000%, 03/01/20	5,288,201
1,994,987	WideOpenWest Finance, LLC Replacement Term B Loan, 3.500%, 04/01/19 (b)	1,978,938
3,047,823	Zayo Group, LLC Term Loan, 3.750%, 07/02/19	3,034,321

		23,094,968

RETAIL — 8.7%
1,952,744	Academy, Ltd. Initial Term Loan, 5.000%, 07/01/22	1,945,304
2,465,630	BJ’s Wholesale Club New 2013 (November) Replacement Loan (First Lien), 4.500%, 09/26/19	2,445,904
957,155	Burlington Coat Factory Warehouse Corporation Term B-3 Loan, 4.251%, 08/13/21	959,691
2,500,000	Dollar Tree, Inc. Term B-1 Loan, 3.500%, 07/06/22	2,505,212
2,352,941	Dollar Tree, Inc. Term B-2 Loan, 4.251%, 05/26/22	2,358,059
1,000,000	J. Crew Group, Inc. Initial Loan, 4.000%, 02/28/21	776,785
4,933,396	J.C. Penney Corporation, Inc. Loan, 6.001%, 05/22/18	4,914,131
4,944,809	Neiman Marcus Group, Inc. Other Term Loan, 4.251%, 10/25/20	4,849,003

Principal Amount ($)		Value ($)
RETAIL (continued)
5,500,000	PetSmart, Inc. Tranche B-1 Loan, 3.250%, 03/11/22 (b)	5,496,810
648,743	PVH Corp. Tranche B Term Loan, 3.250%, 02/13/20	652,393

		26,903,292

SERVICE — 12.8%
3,000,000	Acosta, Inc. Tranche B-1 Loan, 4.251%, 09/26/21 (b)	2,959,695
2,607,723	ADS Waste Holdings, Inc. Initial Tranche B-2 Term Loan, 3.750%, 10/09/19	2,575,127
3,388,540	Advantage Sales & Marketing Inc. Initial Term Loan (First Lien), 4.251%, 07/25/21	3,334,526
926,691	Aecom Technology Corporation Term B Commitment, 3.750%, 10/15/21	929,587
3,830,129	Asurion, LLC Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	3,663,518
1,496,173	Asurion, LLC Incremental Tranche B-2 Term Loan, 3.500%, 07/08/20	1,406,672
2,862,825	Asurion, LLC Incremental Tranche B-4 Term Loan, 4.000%, 08/04/22 (b)	2,713,872
2,482,361	Brickman Group Ltd. LLC Initial Term Loan (First Lien), 4.000%, 12/18/20	2,449,631
1,250,000	First Data Corporation 2017 Second New Dollar Term Loan, 3.701%, 03/24/17	1,246,681
4,000,000	First Data Corporation 2018 New Dollar Term Loan, 3.700%, 03/24/18	3,973,140

4|  See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)

SERVICE (continued)
4,000,000	First Data Corporation 2018B Second New Term Loan, 3.701%, 09/24/18	3,967,000
2,000,000	Sabre, Inc. Term B Loan, 4.250%, 02/19/19 (b)	1,995,250
3,226,531	Servicemaster Company, LLC Initial Term Loan, 4.251%, 07/01/21	3,228,289
516,635	Waste Industries USA Inc. Initial Term Loan, 4.251%, 02/20/20	519,538
3,167,154	Weight Watchers International, Inc. Initial Tranche B-2 Term Loan, 4.000%, 04/02/20	1,740,747
3,065,620	West Corporation Term B-10 Loan, 3.250%, 06/30/18	3,031,132

		39,734,405

TRANSPORTATION — 3.4%
4,923,605	FCA US LLC Term Loan B, 3.500%, 05/24/17	4,907,923
2,462,500	FCA US LLC Tranche B Term Loan, 3.250%, 12/31/18	2,445,570
1,575,695	MPG Holdco I Inc. Initial Term Loan, 3.750%, 10/20/21	1,569,621
1,742,424	US Airways, Inc. Tranche B-1 Term Loan (Consenting), 3.500%, 05/23/19 (b)	1,738,696

		10,661,810

UTILITY — 3.1%
3,194,684	NRG Energy, Inc. Term Loan (2013), 2.750%, 07/01/18	3,133,586

Principal Amount ($)		Value ($)
UTILITY (continued)
6,000,000	Texas Competitive Electric Holdings Company, LLC 2014 Term Loan (Non-Extending), 4.684%, 02/21/16	2,256,570
11,000,000	Texas Competitive Electric Holdings Company, LLC 2017 Term Loan (Extending), 4.683%, 10/10/17 (b)	4,239,180

		9,629,336

	Total US Senior Loans (Cost $262,933,022)	250,997,651

Foreign Domiciled Senior Loans (a) — 19.1%

AUSTRALIA — 2.6%
USD
2,000,000	Aristocrat Leisure Limited Initial Term Loan, 4.750%, 10/20/21	2,005,000
7,463,195	FMG Resources (August 2006) (FMG America Finance, Inc.) Loan, 3.750%, 06/30/19(b)	6,122,656

		8,127,656

CANADA — 4.2%
USD
3,980,091	1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) Term B-2 Loan, 2.750%, 12/10/21 (b)	3,966,658
1,377,143	Bombardier Recreational Products, Inc. Term B Loan, 4.000%, 01/30/19	1,378,644
737,695	Husky Injection Molding Systems, Ltd. New Term Loan, 4.251%, 06/30/18	729,027
1,000,000	Valeant Pharmaceuticals International, Inc. Series C-2 Tranche B Term Loan, 3.000%, 12/11/19 (b)	986,875

See accompanying Notes to Investment Portfolio.  |  5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
Foreign Domiciled Senior Loans (continued)

CANADA (continued)
2,000,000	Valeant Pharmaceuticals International, Inc. Series D2 Term Loan B, 3.500%, 02/13/19	1,972,050
4,093,177	Valeant Pharmaceuticals International, Inc. Series E1 Tranche B Term Loan, 3.340%, 08/05/20	4,039,454

		13,072,708

CAYMAN ISLANDS — 2.0%
USD
6,369,819	Avago Technologies Cayman Ltd. Term Loan, 3.750%, 05/06/21	6,373,450

IRELAND — 1.7%
USD
5,193,530	Grifols Worldwide Operations Limited U.S. Tranche B Term Loam, 3.198%, 02/27/21	5,202,021

LUXEMBOURG — 5.6%
USD
1,496,250	Altice Financing S.A. Dollar Denominated Tranche Loan, 5.250%, 02/04/22	1,493,445
5,241,193	Delta 2 (Lux) S.a r.l Facility B3 (USD), 4.751%, 04/30/19	5,157,675
5,000,000	Intelsat Jackson Holdings S.A. Tranche B-2 Term Loan, 3.750%, 06/30/19	4,873,750
1,775,475	Mallinckrodt International Finance S.A. Initial Term B Loan, 3.250%, 03/19/21	1,746,996
228,292	SS&C European Holdings, S.a.r.l Term B-2 Loan, 3.250%, 07/08/22	229,053

Principal Amount ($)		Value ($)
LUXEMBOURG (continued)
3,879,773	Travelport Finance (Luxembourg) S.a.r.l Initial Term Loan, 5.751%, 08/15/21	3,866,446

		17,367,365

MARSHALL ISLANDS — 0.9%
USD
4,474,703	Seadrill Operating LP (Seadrill Partners Finco LLC) Initial Term Loan, 4.000%, 02/21/21	2,744,469

NETHERLANDS — 2.1%
USD
2,971,927	Amaya Holdings B.V. Initial Term B Loan (First Lien), 5.001%, 08/01/21	2,933,381
2,562,108	Tronox Pigments BV New Term Loan, 4.250%, 03/19/20	2,245,047
1,250,000	UPC Financing Partnership Facility AH, 3.250%, 06/30/21	1,228,750

		6,407,178

	Total Foreign Domiciled Senior Loans (Cost $61,644,986)	59,294,847

Total Investments - 100.2%		310,292,498

(Cost $324,578,008) (c)
Other Assets & Liabilities, Net - (0.2)%		(611,256)

Net Assets - 100.0%		309,681,242

6|  See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of September 30, 2015	Highland/iBoxx Senior Loan ETF

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable interest rate.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2015. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Cost for U.S. federal income tax purposes is $324,578,008.

	Gross Appreciation	Gross Depreciation	Net Depreciation	Cost
Highland/iBoxx Senior Loan ETF	$233,230	$(14,518,740)	$(14,285,510)	$324,578,008

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

USD — United States Dollar

Foreign Domiciled Senior Loans

Industry Concentration Table:

(% of Net Assets)

Chemicals	0.7%
Energy	0.9%
Financial	0.6%
Food/Tobacco	1.3%
Gaming/Leisure	2.0%
Healthcare	3.9%
Information Technology	2.1%
Manufacturing	0.2%
Media/Telecommunications	4.1%
Metals/Minerals	2.0%
Service	1.3%

19.1%

See accompanying Notes to Investment Portfolio.  |  7

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2015	Highland HFR Global ETF

Principal Amount ($)		Value ($)
Corporate Bonds — 45.1%

CONSUMER DISCRETIONARY — 7.4%
200,000	Brightstar Corp. 9.500%,12/01/16 (a)	202,000
272,000	FCA US LLC 8.250%,06/15/21	289,327
200,000	Neiman Marcus Group Ltd. 8.750%,10/15/21 (a)	206,000

		697,327

CONSUMER STAPLES — 5.9%
240,000	Rite Aid Corp. 6.125%,04/01/23 (a)	238,200
300,000	US Foods, Inc 8.500%,06/30/19	310,500

		548,700

FINANCIALS — 5.2%
300,000	Argos Merger Sub, Inc 7.125%,03/15/23 (a)	303,375
201,000	Jefferies Finance LLC 7.500%,04/15/21 (a)	188,689

		492,064

HEALTH CARE — 2.8%
60,000	DJO Finco, Inc 8.125%,06/15/21 (a)	58,500
53,000	Kinetic Concepts, Inc 12.500%, 11/01/19	56,246
150,000	Tenet Healthcare Corp. 6.750%,06/15/23	149,625

		264,371

INDUSTRIALS — 9.0%
189,000	ADS Waste Holdings, Inc 8.250%,10/01/20	188,527
320,000	HD Supply, Inc 11.500%, 07/15/20	363,200
288,000	Hertz Corp. 7.500%,10/15/18	291,747

		843,474

INFORMATION TECHNOLOGY — 2.1%
188,000	SunGard Data Systems, Inc 7.375%,11/15/18	192,230

SERVICE — 1.9%
162,000	First Data Corporation 11.750%, 08/15/21	180,225

Principal Amount ($)		Value ($)
Corporate Bonds (continued)

TELECOMMUNICATION SERVICES — 10.8%
500,000	Level 3 Financing, Inc 8.625%, 07/15/20	523,750
281,000	Univision Communications, Inc 8.500%, 05/15/21 (a)	292,240
200,000	Wind Acquisition Finance S.A. (Luxembourg) 7.375%, 04/23/21 (a)	198,000

		1,013,990

	Total Corporate Bonds (Cost $4,367,743)	4,232,381

Shares
Common Stock — 43.1%

CONSUMER DISCRETIONARY — 4.3%
4,399	ClubCorp Holdings, Inc (d)	94,402
3,215	Diamond Resorts International, Inc (b) (d)	75,199
2,780	General Motors Co. (d)	83,456
1,022	Liberty Media Corp. (b) (d)	35,218
993	Liberty Ventures, Ser A (b) (d)	40,067
400	Time Warner Cable, Inc	71,748

		400,090

ENERGY — 2.0%
4,000	Enterprise Products Partners LP (c) (d)	99,600
2,414	Williams Co., Inc (d)	88,956

		188,556

FINANCIALS — 7.5%
4,411	Ally Financial, Inc (b) (d)	89,896
1,706	American International Group, Inc (d)	96,935
2,306	Bank of New York Mellon Corp. (d)	90,280
1,849	Citigroup, Inc (d)	91,729
1,317	FNF Group (d)	46,714
4,581	Hilltop Holdings, Inc (b) (d)	90,750
1,120	JPMorgan Chase & Co. (d)	68,286
16,911	VEREIT, Inc (d)	130,553

		705,143

HEALTH CARE — 13.6%
1,502	AbbVie, Inc (d)	81,724
528	Allergan (b) (d)	143,516

8|  See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland HFR Global ETF

Shares		Value ($)
Common Stock (continued)

HEALTH CARE (continued)
774	Bristol-Myers Squibb Co. (d)	45,821
874	Celgene Corp. (b) (d)	94,540
1,000	Cigna Corp. (d)	135,020
250	Humana, Inc	44,750
1,300	Mylan NV (b) (d)	52,338
925	NuVasive, Inc (b) (d)	44,603
2,878	Pfizer, Inc (d)	90,398
1,000	Thermo Fisher Scientific, Inc (d)	122,280
1,547	Valeant Pharmaceuticals International, Inc (b) (d)	275,954
2,000	VCA, Inc (b) (d)	105,300
1,005	Zoetis, Inc, Cl A (d)	41,386

		1,277,630

INDUSTRIALS — 6.1%
504	AMERCO (b) (d)	198,309
3,677	American Airlines Group, Inc (d)	142,778
1,000	Delta Air Lines, Inc	44,870
4,041	Hertz Global Holdings, Inc (b) (d)	67,606
500	Precision Castparts Corp.	114,855

		568,418

INFORMATION TECHNOLOGY — 6.4%
3,047	Altera Corp. (d)	152,594
1,919	Apple, Inc (d)	211,666
845	EchoStar Corp., Cl A (b) (d)	36,360
163	Google, Inc, Cl A (b)	104,054
100	Google, Inc, Cl C (b) (d)	60,842
1,424	Twitter, Inc (b) (d)	38,363

		603,879

MATERIALS — 3.2%
6,592	Ferro Corp. (b) (d)	72,183
12,022	Graphic Packaging Holding Co (d)	153,761
1,919	Innophos Holdings, Inc (d)	76,069

		302,013

	Total Common Stock (Cost $4,542,345)	4,045,729

Foreign Common Stock — 3.6%

CANADA — 0.6%
56,510	Rock Energy, Inc (b) (d)	56,743

Shares		Value ($)
Foreign Common Stock (continued)

FRANCE — 0.9%
3,451	Vivendi S.A. (d)	81,481

UNITED KINGDOM — 2.1%
7,500	Fiat Chrysler Automobiles NV (b)	97,298
434	Liberty Global (b) (d)	17,802
4,055	Prudential (d)	85,480

		200,580

	Total Foreign Common Stock (Cost $473,476)	338,804

Exchange-Traded Funds — 3.8%
159	iShares Germany Government Bond UCITS ETF	24,145
1,452	PIMCO Euro Short Maturity Source UCITS ETF Euro Income (d)	164,762
5,124	SPDR EURO STOXX 50 ETF (d)	173,447

		362,354

	Total Exchange-Traded Funds (Cost $388,003)	362,354

Total Investments - 95.6%		8,979,268

(Cost $9,771,567) (e)
Securities Sold Short — (38.1)%

Exchange-Traded Funds — (28.6)%
(1,278)	CurrencyShares Japanese Yen Trust (b)	(103,301)
(1,276)	Energy Select Sector SPDR Fund	(78,091)
(1,084)	Health Care Select Sector SPDR Fund	(71,793)
(1,792)	Industrial Select Sector SPDR Fund	(89,403)
(600)	iShares 1-3 Year Treasury Bond ETF, Cl 3	(50,994)
(855)	iShares Core S&P Small-Capital ETF	(91,117)
(650)	iShares Europe ETF	(25,870)
(100)	iShares iBoxx $High Yield Corporate Bond ETF	(8,329)
(3,648)	iShares MSCI Emerging Markets ETF	(119,581)

See accompanying Notes to Investment Portfolio.  |  9

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of September 30, 2015	Highland HFR Global ETF

Shares		Value ($)
Exchange-Traded Funds (continued)
(324)	iShares Nasdaq Biotechnology ETF	(98,279)
(1,200)	iShares Nikkei 225 ETF	(178,352)
(2,214)	iShares Russell 2000 ETF	(241,769)
(1,474)	iShares Russell 2000 Value ETF	(132,807)
(2,000)	iShares Silver Trust ETF (b)	(27,740)
(881)	Powershares QQQ Trust Series 1	(89,651)
(6,500)	SPDR Barclays 1-3 Month T-Bill, Cl 3 (b)	(296,985)
(1,753)	SPDR Gold Shares (b)	(187,326)
(2,855)	SPDR S&P 500 ETF Trust	(547,104)
(1,200)	SPDR S&P Biotech ETF	(74,700)
(450)	SPDR S&P MidCap 400 ETF Trust	(112,000)
(2,019)	SPDR S&P Oil & Gas Exploration ETF	(66,304)

	Total Exchange-Traded Funds (Proceeds $2,955,439)	(2,691,496)

Foreign Common Stock — (3.7)%

CANADA — (1.9)%
(3,143)	Royal Bank of Canada	(173,651)

SWITZERLAND — (1.8)%
(25,003)	STMicroelectronics NV	(170,145)

	Total Foreign Common Stock (Proceeds $395,968)	(343,796)

Common Stock — (5.8)%

CONSUMER DISCRETIONARY — (1.6)%
(250)	Charter Communications, Inc, Cl A (b)	(43,962)
(500)	Expedia, Inc	(58,840)
(13,493)	Sirius XM Holdings, Inc (b)	(50,464)

		(153,266)

HEALTH CARE — (3.1)%
(4,963)	Albany Molecular Research, Inc (b)	(86,455)
(500)	Eli Lilly & Co.	(41,845)
(924)	Illumina, Inc (b)	(162,458)

		(290,758)

Shares		Value ($)
INFORMATION TECHNOLOGY — (1.1)%
(1,397)	Red Hat, Inc (b)	(100,417)

	Total Common Stock (Proceeds $595,662)	(544,441)

Total Securities Sold Short – (38.1)%		(3,579,733)

(Proceeds $3,947,069)
Other Assets & Liabilities, Net - 42.5%		3,993,477

Net Assets - 100.0%		9,393,012

(a)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2015, these securities amounted to $1,687,004 or 18.0% of net assets.
(b)	Non-income producing security.
(c)	Security considered Master Limited Partnership. At September 30, 2015, this security amounted to $99,600 or 1.1% of net assets.
(d)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $3,910,869.
(e)	Cost for U.S. federal income tax purposes is $9,771,567. Unrealized appreciation and depreciation at September 30, 2015, excluding securities sold short was:

	Gross Appreciation	Gross Depreciation	Net Depreciation	Cost
Highland HFR Global ETF	$30,850	$(823,149)	$(792,299)	$9,771,567

Cl — Class

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depositary Receipt

UCITS — Undertakings for Collective Investments in Transferable Securities

10|  See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2015	Highland HFR Event-Driven ETF

Shares		Value ($)
Common Stock — 60.6%

CONSUMER DISCRETIONARY — 10.7%
8,698	ClubCorp Holdings, Inc (c)	186,659
6,050	Diamond Resorts International, Inc (a) (c)	141,509
3,560	General Motors Co. (c)	106,871
5,269	Liberty Media Corp. (a) (c)	181,570
7,535	Pep Boys-Manny Moe & Jack (a) (c)	91,852
6,000	SeaWorld Entertainment, Inc	106,860
700	Time Warner Cable, Inc	125,559

		940,880

CONSUMER STAPLES — 2.2%
1,687	JM Smucker Co. (c)	192,470

ENERGY — 2.6%
1,800	Baker Hughes, Inc	93,672
2,000	Kinder Morgan, Inc	55,360
2,200	Williams Co., Inc	81,070

		230,102

FINANCIALS — 5.4%
2,000	Citigroup, Inc	99,220
1,000	JPMorgan Chase & Co.	60,970
40,073	VEREIT, Inc (c)	309,363

		469,553

HEALTH CARE — 8.1%
804	Allergan (a) (c)	218,535
680	Cigna Corp.	91,814
550	Humana, Inc	98,450
3,700	Mylan NV (a)	148,962
1,000	Perrigo Co.	157,270

		715,031

INDUSTRIALS — 12.3%
558	AMERCO (a) (c)	219,556
4,720	American Airlines Group, Inc (c)	183,278
1,000	Chart Industries, Inc (a)	19,210
159	Cummins, Inc	17,264
4,000	Delta Air Lines, Inc	179,480
15,083	Hertz Global Holdings, Inc (a) (c)	252,339
600	Owens Corning	25,146
800	Precision Castparts Corp.	183,768

		1,080,041

Shares		Value ($)
INFORMATION TECHNOLOGY — 5.5%
6,141	Altera Corp. (c)	307,541
7,500	NCR Corp. (a)	170,625

		478,166

MATERIALS — 13.8%
4,000	Berry Plastics Group, Inc (a)	120,280
5,000	Calgon Carbon Corp.	77,900
1,000	Eagle Materials, Inc	68,420
15,299	Ferro Corp. (a) (c)	167,524
19,067	Graphic Packaging Holding Co. (c)	243,867
6,757	Innophos Holdings, Inc (c)	267,848
6,840	Olin Corp. (c)	114,980
3,000	WestRock Co.	154,320

		1,215,139

	Total Common Stock (Cost $6,020,363)	5,321,382

Principal Amount ($)
Corporate Bonds — 17.3%

CONSUMER DISCRETIONARY — 6.5%
200,000	Caesars Entertainment Resort Properties LLC 11.000%, 10/01/21	182,500
250,000	Rent-A-Center, Inc 4.750%, 05/01/21	212,500
200,000	Scientific Games International, Inc 10.000%, 12/01/22	175,500

		570,500

ENERGY — 0.7%
274,000	Lightstream Resources Ltd. 8.625%, 02/01/20 (b)	60,280

FINANCIALS — 3.5%
570,000	CNG Holdings, Inc 9.375%, 05/15/20 (b)	304,950

INDUSTRIALS — 1.0%
136,000	Transocean Ltd. 7.500%, 04/15/31	87,720

SERVICE — 3.8%
	First Data Corporation
200,000	12.625%, 01/15/21	227,250
100,000	11.750%, 08/15/21	111,250

		338,500

See accompanying Notes to Investment Portfolio.  |  11

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland HFR Event-Driven ETF

Principal Amount ($)		Value ($)
Corporate Bonds (continued)

TELECOMMUNICATION SERVICES — 1.8%
200,000	Sprint Corp. 7.875%, 09/15/23	161,875

	Total Corporate Bonds (Cost $1,852,859)	1,523,825

Shares
Foreign Common Stock — 15.1%

CANADA — 6.1%
115,333	Athabasca Oil Corp. (a)	109,759
25,240	Dream Global REIT	167,195
17,835	Intertape Polymer Group, Inc	190,712
66,255	Rock Energy, Inc (a)	66,528

		534,194

FRANCE — 5.5%
1,500	Alstom S.A. (a)	45,915
8,000	UBISOFT Entertainment (a)	161,890
11,822	Vivendi S.A.	278,944

		486,749

GERMANY — 2.9%
6,882	Celesio AG	193,134
600	MAN SE	61,118

		254,252

UNITED KINGDOM — 0.6%
4,000	Fiat Chrysler Automobiles NV (a)	51,892

	Total Foreign Common Stock (Cost $1,689,121)	1,327,087

Exchange-Traded Fund — 0.9%
3,000	iShares U.S. Home Construction ETF	78,300

	Total Exchange-Traded Fund (Cost $84,270)	78,300

Total Investments - 93.9%		8,250,594

(Cost $9,646,613) (d)
Securities Sold Short — (30.0)%

Exchange-Traded Funds — (21.4)%
(1,011)	CurrencyShares Euro Trust (a)	(110,785)

Shares		Value ($)
Exchange-Traded Funds (continued)
(1,776)	Energy Select Sector SPDR Fund	(108,691)
(1,633)	Industrial Select Sector SPDR Fund	(81,470)
(2,605)	iShares Russell 2000 ETF	(284,466)
(1,215)	iShares Russell 2000 Value ETF	(109,472)
(5,736)	SPDR S&P 500 ETF Trust	(1,099,190)
(365)	SPDR S&P MidCap 400 ETF Trust	(90,845)

	Total Exchange-Traded Funds (Proceeds $2,096,478)	(1,884,919)

Foreign Common Stock — (1.8)%

CANADA — (0.9)%
(17,000)	Enerplus Corp.	(82,620)

FRANCE — (0.9)%
(5,000)	Peugeot S.A. (a)	(75,173)

	Total Foreign Common Stock (Proceeds $187,525)	(157,793)

Common Stock — (6.8)%

CONSUMER DISCRETIONARY — (2.8)%
(7,000)	Ford Motor Co.	(94,990)
(40,550)	Sirius XM Holdings, Inc (a)	(151,657)

		(246,647)

ENERGY — (1.4)%
(15,239)	California Resources Corp.	(39,621)
(2,353)	Halliburton Co.	(83,179)

		(122,800)

FINANCIALS — (1.0)%
(3,000)	Charles Schwab Corp.	(85,680)

HEALTH CARE — (1.6)%
(1,000)	Anthem, Inc	(140,000)

	Total Common Stock (Proceeds $698,106)	(595,127)

Total Securities Sold Short – (30.0)%		(2,637,839)

(Proceeds $2,982,109)
Other Assets & Liabilities, Net - 36.1%		3,170,874

Net Assets - 100.0%		8,783,629

12|  See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of September 30, 2015	Highland HFR Event-Driven ETF

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2015, these securities amounted to $365,230 or 4.2% of net assets.
(c)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $2,920,732.
(d)	Cost for U.S. federal income tax purposes is $9,646,613. Unrealized appreciation and depreciation at September 30, 2015, excluding securities sold short was:

	Gross Appreciation	Gross Depreciation	Net Depreciation	Cost
Highland HFR Event-Driven ETF	$58,114	$(1,454,133)	$(1,396,019)	$9,646,613

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

Ltd. — Limited

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

See accompanying Notes to Investment Portfolio.  |  13

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2015	Highland HFR Equity Hedge ETF

Shares		Value ($)
Common Stock — 58.7%

CONSUMER DISCRETIONARY — 10.6%
4,643	Abercrombie & Fitch Co., Cl A	98,385
1,600	CBS Corp., Cl B	63,840
1,014	Dave & Buster’s Entertainment, Inc (a) (c)	38,360
2,452	EW Scripps Co., Cl A (a) (c)	43,327
4,813	General Motors Co. (c)	144,486
1,304	Liberty Broadband Corp., Cl C (a) (c)	66,726
1,905	Liberty Interactive Corp. QVC Group, Cl A (a) (c)	49,968
1,112	Liberty Media Corp. (a) (c)	38,319
3,459	Liberty Ventures, Ser A (a) (c)	139,571
1,905	McDonald’s Corp. (c)	187,700
1,714	Nutrisystem, Inc (c)	45,455
700	Walt Disney Co.	71,540

		987,677

ENERGY — 1.1%
1,082	Halliburton Co. (c)	38,248
2,410	Kinder Morgan, Inc (c)	66,709

		104,957

FINANCIALS — 11.9%
2,412	American International Group, Inc	137,050
3,202	Apollo Global Management LLC (a) (c)	55,010
6,061	Bank of America Corp. (c)	94,430
3,113	Bank of New York Mellon Corp. (c)	121,874
1,099	Berkshire Hathaway, Inc, Cl B (a) (c)	143,310
3,698	Citigroup, Inc (c)	183,458
9,162	Hilltop Holdings, Inc (a) (c)	181,499
349	Howard Hughes Corp. (a) (c)	40,044
2,020	JPMorgan Chase & Co. (c)	123,160
2,394	NorthStar Realty Finance Corp. REIT (c)	29,566

		1,109,401

HEALTH CARE — 18.6%
786	AbbVie, Inc (c)	42,766
1,083	Air Methods Corp. (a) (c)	36,919
1,002	Allergan (a) (c)	272,354
504	Biogen, Inc (a) (c)	147,072
1,200	Bristol-Myers Squibb Co.	71,040

Shares		Value ($)
HEALTH CARE (continued)
874	Celgene Corp. (a) (c)	94,541
1,082	Clovis Oncology, Inc (a) (c)	99,501
412	DaVita HealthCare Partners, Inc (a) (c)	29,800
891	Gilead Sciences, Inc (c)	87,487
1,500	Horizon Pharma (a)	29,730
1,011	Mylan NV (a) (c)	40,703
2,878	Pfizer, Inc (c)	90,398
1,400	Teva Pharmaceutical Industries Ltd. ADR	79,044
1,400	Thermo Fisher Scientific, Inc	171,192
544	United Therapeutics Corp. (a) (c)	71,394
838	Valeant Pharmaceuticals International, Inc (a) (c)	149,482
2,500	VCA, Inc (a)	131,625
2,009	Zoetis, Inc, Cl A (c)	82,731

		1,727,779

INDUSTRIALS — 7.1%
3,713	American Airlines Group, Inc (c)	144,176
1,206	Beacon Roofing Supply, Inc (a) (c)	39,183
699	Boeing Co. (c)	91,534
1,344	Hillenbrand, Inc (c)	34,957
329	Honeywell International, Inc (c)	31,153
1,816	Jacobs Engineering Group, Inc (a) (c)	67,973
791	Mobile Mini, Inc (c)	24,355
4,780	Quanex Building Products Corp. (c)	86,853
3,411	Quanta Services, Inc (a) (c)	82,580
3,500	Swift Transportation Co., Cl A (a)	52,570

		655,334

INFORMATION TECHNOLOGY — 7.5%
1,035	Apple, Inc (c)	114,160
3,992	EchoStar Corp., Cl A (a) (c)	171,776
310	Google, Inc, Cl A (a) (c)	197,895
4,411	ManTech International Corp., Cl A (c)	113,363
3,257	PayPal Holdings, Inc (a)	101,097

		698,291

MATERIALS — 1.5%
1,497	WR Grace & Co. (a) (c)	139,296

14|  See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland HFR Equity Hedge ETF

Shares		Value ($)
Common Stock (continued)

TELECOMMUNICATION SERVICES — 0.4%
901	Level 3 Communications, Inc (a) (c)	39,365

	Total Common Stock (Cost $6,201,823)	5,462,100

Foreign Common Stock — 10.6%

CHINA — 0.8%
4,600	Vipshop Holdings Ltd. ADR (a)	77,280

HONG KONG — 1.7%
18,000	China State Construction International Holdings Ltd.	25,734
75,000	Nexteer Automotive Group Ltd.	75,483
50,000	SITC International Holdings Co. Ltd.	24,129
36,000	Texwinca Holdings Ltd.	32,330

		157,676

IRELAND — 1.1%
1,041	Accenture, Cl A (c)	102,289

ISRAEL — 0.3%
734	Mellanox Technologies Ltd. (a) (c)	27,738

JAPAN — 1.2%
1,400	Shionogi & Co. Ltd.	49,890
1,400	Temp Holdings Co. Ltd.	63,485

		113,375

LUXEMBOURG — 0.2%
10,500	L’Occitane International S.A.	21,867

SPAIN — 1.1%
908	Aena S.A. (a) (b)	100,192

SWITZERLAND — 0.3%
232	Actelion Ltd.	29,446

UNITED KINGDOM — 3.9%
925	InterContinental Hotels Group	31,960
3,721	Liberty Global (a) (c)	152,635
1,177	Persimmon (c)	35,752
4,055	Prudential	85,480

Shares		Value ($)
UNITED KINGDOM (continued)
17,459	Taylor Wimpey	51,634

		357,461

	Total Foreign Common Stock (Cost $1,087,253)	987,324

Exchange-Traded Funds — 2.1%
4,094	AP Alternative Assets LP (a)	146,565
1,593	Deutsche X-Trackers Harvest CSI 300 China A-Shares ETF (c)	51,518

		198,083

	Total Exchange-Traded Funds (Cost $221,850)	198,083

Total Investments - 71.4%		6,647,507

(Cost $7,510,926) (d)
Securities Sold Short — (29.4)%

Exchange-Traded Funds — (20.2)%
(500)	CurrencyShares Euro Trust (a)	(54,790)
(1,720)	Health Care Select Sector SPDR Fund	(113,916)
(1,710)	iShares Core S&P Small-Capital ETF	(182,235)
(1,500)	iShares Europe ETF	(59,700)
(999)	iShares Nasdaq Biotechnology ETF	(303,027)
(4,363)	iShares Russell 2000 ETF	(476,439)
(2,983)	SPDR S&P 500 ETF Trust	(571,632)
(1,899)	SPDR S&P Biotech ETF	(118,213)

	Total Exchange-Traded Funds (Proceeds $2,147,888)	(1,879,952)

Foreign Common Stock — (4.2)%

FINLAND — (0.9)%
(4,000)	Metso OYJ	(83,090)

GERMANY — (1.1)%
(7,370)	Deutsche Lufthansa AG (a)	(102,323)

JAPAN — (0.6)%
(5,000)	Nikon Corp.	(60,101)

See accompanying Notes to Investment Portfolio.  |  15

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of September 30, 2015	Highland HFR Equity Hedge ETF

Shares		Value ($)
Foreign Common Stock (continued)

SWITZERLAND — (0.5)%
(500)	Swiss Re AG	(42,889)

UNITED KINGDOM — (1.1)%
(5,407)	Experian	(86,538)
(2,000)	Standard Chartered	(19,388)

		(105,926)

	Total Foreign Common Stock (Proceeds $425,028)	(394,329)

Common Stock — (5.0)%

CONSUMER DISCRETIONARY — (2.2)%
(1,698)	Expedia, Inc	(199,821)

HEALTH CARE — (2.8)%
(1,500)	Abbott Laboratories	(60,330)
(415)	Cooper Co., Inc	(61,777)
(1,700)	Eli Lilly & Co.	(142,273)

		(264,380)

	Total Common Stock (Proceeds $468,632)	(464,201)

Total Securities Sold Short - (29.4)%		(2,738,482)

(Proceeds $3,041,548)
Other Assets & Liabilities, Net - 58.0%		5,401,990

Net Assets - 100.0%		9,311,015

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2015, these securities amounted to $100,192 or 1.1% of net assets.
(c)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $4,380,644.
(d)	Cost for U.S. federal income tax purposes is $7,510,926. Unrealized appreciation and depreciation at September 30, 2015, excluding securities sold short was:

	Gross Appreciation	Gross Depreciation	Net Depreciation	Cost
Highland HFR Equity Hedge ETF	$69,383	$(932,802)	$(863,419)	$7,510,926

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depositary Receipt

16|  See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2015	Highland Funds I

Valuation of Investments

In computing each Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange, NASDAQ or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values (“NAVs”) as determined by those mutual funds each business day. Generally, each Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined to generally have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available and for which each Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of each Fund’s NAV), will be valued by each Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things, (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that each Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact on the Funds.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

|  17

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland Funds I

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies. As of September 30, 2015, the Funds’ investments consisted of senior loans, corporate bonds and notes, common stocks, exchange-traded funds and securities sold short.

The fair value of the Funds’ loans and bonds are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans and bonds that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price on a recognized securities exchange they trade on, if applicable. The fair value of the Funds’ common stocks and exchange-traded funds that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Funds’ assets as of September 30, 2015 is as follows:

	Total Market Value at 09/30/15	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF

Assets
US Senior Loans*	$250,997,651	$—	$250,997,651	$—
Foreign Domiciled Senior Loans*	59,294,847	—	59,294,847	—

Total	$310,292,498	$—	$310,292,498	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

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NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2015	Highland Funds I

	Total Market Value at 09/30/15	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland HFR Global ETF

Assets
Corporate Bonds*	$4,232,381	$—	$4,232,381	$—
Common Stock*	4,045,729	4,045,729	—	—
Foreign Common Stock*	338,804	338,804	—	—
Exchange-Traded Funds	362,354	362,354	—	—

Total Assets	8,979,268	4,746,887	4,232,381	—

Liabilities
Securities Sold Short*	(3,579,733)	(3,579,733)	—	—

Total Liabilities	(3,579,733)	(3,579,733)	—	—

Total	$5,399,535	$1,167,154	$4,232,381	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

	Total Market Value at 09/30/15	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland HFR Event-Driven ETF

Assets
Common Stock*	$5,321,382	$5,321,382	$—	$—
Corporate Bonds*	1,523,825	—	1,523,825	—
Foreign Common Stock*	1,327,087	1,327,087	—	—
Exchange-Traded Fund	78,300	78,300	—	—

Total Assets	8,250,594	6,726,769	1,523,825	—

Liabilities
Securities Sold Short*	(2,637,839)	(2,637,839)	—	—

Total Liabilities	(2,637,839)	(2,637,839)	—	—

Total	$5,612,755	$4,088,930	$1,523,825	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

	Total Market Value at 09/30/15	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland HFR Equity Hedge ETF

Assets
Common Stock*	$5,462,100	$5,462,100	$—	$—
Foreign Common Stock*	987,324	987,324	—	—
Exchange-Traded Funds	198,083	198,083	—	—

Total Assets	6,647,507	6,647,507	—	—

Liabilities
Securities Sold Short*	(2,738,482)	(2,738,482)	—	—

Total Liabilities	(2,738,482)	(2,738,482)	—	—

Total	$3,909,025	$3,909,025	$—	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

For the period ended September 30, 2015, there were no transfers within the Funds between Level 1, Level 2 or Level 3.

For the period ended September 30, 2015, there were no Level 3 investments.

|  19

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of September 30, 2015	Highland Funds I

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are only presented when the Funds have a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the Securities and Exchange Commission.

HFI-QH-001-0500

20|

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS I

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer

Date:	November 24, 2015

By:	/s/ Brian Mitts
Brian Mitts
Secretary, Principal Financial Officer and Principal Accounting Officer

Date:	November 24, 2015